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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios (SPorts)

Trust (formerly ING Separate

Portfolios (SPorts) Trust)

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	June 1, 2014 to November 30, 2014

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

November 30, 2014

Class I

■	Voya Retirement Solution 2020 Fund

■	Voya Retirement Solution 2025 Fund

■	Voya Retirement Solution 2030 Fund

■	Voya Retirement Solution 2035 Fund

■	Voya Retirement Solution 2040 Fund

■	Voya Retirement Solution 2045 Fund

■	Voya Retirement Solution 2050 Fund

■	Voya Retirement Solution 2055 Fund

■	Voya Retirement Solution Income Fund

    E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Leaving safe harbor

Dear Shareholder,

At the end of October, the Federal Open Market Committee (“FOMC”) announced that it was ending quantitative easing (“QE”), its monthly purchases of mortgage-backed and U.S. Treasury securities. Since 2009, the Federal Reserve has made these purchases to prop up the mortgage market, to keep long-term interest rates low, and to stimulate economic growth. As expected, the FOMC decided QE had been successful enough that it was no longer needed. Even before the announcement, investors saw the end in sight and had been acting on their vision, with near-term implications for the financial markets.

Besides stimulating the economy and supporting the housing market, low interest rates have reduced the returns available from many financial assets, creating greater demand for riskier assets among investors seeking higher yields. However, investors anticipating the end of QE have reevaluated the tradeoff between risk and return, resulting in greater volatility of asset prices. What’s more, falling oil prices have added uncertainty to the global economic outlook and further intensified market volatility.

Volatility presents both challenges and opportunities. On the one hand, it can lead to stress as investors see returns go up and down; on the other, it can make certain types of assets much more attractive, and can lead to valuations that are based on long-term economic merits rather than temporary, policy-induced preferences. The point is not to get too caught up in the moment; remember that your investing goals are long term and so too should be your investment strategy. If you are concerned about volatility and its potential impact on your portfolio, talk to your financial advisor before you do anything else.

On May 1, 2014, ING U.S. Investment Management changed its name to Voya Investment Management. Our new name reminds us that a secure financial future is about more than just reaching a destination — it’s about positive experiences along the way. It’s also about continuity; there will be no changes in terms of investment processes or the services we provide to you, our clients. As part of the transition to our new name, we are building upon our commitment to be a reliable partner committed to reliable investing.

We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

Executive Vice President

Voya Family of Funds

December 2, 2014

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your investment professional or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

Market Perspective: Six Months Ended November 30, 2014

As our fiscal year commenced, global equities, represented by the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, had advanced by just over 4% in 2014, recovering early losses as the depressing effects of a cold and snowy winter in the U.S. on economic activity and sentiment steadily lifted. In the next six months the Index gained a further 6.37%, surviving turmoil late in the period as described below. (The Index returned 2.25% for the six-months ended November 30, 2014, measured in U.S. dollars.)

With the improvement in the season had come a pick-up in U.S. economic data and this continued into the new fiscal year. Employment reports were looking better and the unemployment rate fell below 6%. The November bulletin marked the seventh consecutive month in which more than 200,000 jobs were created. National purchasing managers’ activity indices signaled healthy expansion. While the housing market was cooling, prices continued to rise on an annual basis and the annualized rate of existing home sales exceeded 5 million for five straight months. Consumer confidence touched seven-year high levels. Growth in gross domestic product (“GDP”) was -2.1% (annualized) in the first quarter but bounced back to 4.6% in the second.

Yet concerns remained about the sustainability of the recovery in the U.S. and worldwide. The improving U.S. employment situation was accompanied by labor force participation rates at or near the lowest since 1978. Wage growth was sluggish at about 2% annually. Quantitative easing, the U.S. Federal Reserve Board’s $85 billion of monthly Treasury and mortgage-backed securities purchases, had been progressively tapered from the beginning of the year and was due to end completely in October.

Outside of the U.S., growth in China was decelerating, which also weighed on global commodity supplying countries. Japan’s GDP fell 7.1% (annualized) in the second quarter after a rise in the consumption tax rate. But it was the euro zone that was the most problematic. Growth almost ground to a halt in the second quarter. Unemployment seemed stuck at 11.5%, while deflation was perilously close. Markets became increasingly skeptical that the European Central Bank (“ECB”) could attempt U.S., UK and Japan-style quantitative easing: there was no political consensus and Germany was unequivocally opposed.

The Index actually reached a new peak on September 19, but by October 16 fell 8.2%, roiled by a 4% monthly fall in German industrial production. As in February, the rebound was even faster: the Index recovered the 8.2% in the next two weeks, boosted when the ECB started to buy euro zone covered bonds, a pale shadow of quantitative easing, but a program which might evolve into it. Favorable corporate earnings in the U.S. and even Europe also supported equities as did the news on October 30 that U.S. GDP had grown 3.5% annualized in the third quarter, later revised up to 3.9%. Sentiment received another lift in late October when the Bank of Japan substantially raised its quantitative easing target and Japan’s $1 trillion Government Pension Investment Fund (“GPIF”) announced an increased allocation to global equities. November was the best month of the six for the Index, which closed just off another all-time high.

In U.S. fixed income markets, short-term Treasury yields increased while longer-term yields fell over the six months through November. The Barclays U.S. Treasury Bond Index as a whole returned 1.99% for the period, close to the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”), which added 1.91%. Both outperformed the Barclays U.S. Corporate Investment Grade Bond sub-index, which gained 1.66%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate), actually lost 0.59%, perhaps reflecting growing disillusionment with the risk/reward profile of high yield bonds, after their strong returns in recent years.

U.S. equities, represented by the S&P 500® Index including dividends, climbed 8.58% in the fiscal half-year, closing within 1% of another all-time high. Health care was the top-performing sector, returning 17.36%; the only loser was energy, which dropped 14.68% as oil prices slumped in the face of increasing supply and faltering demand. Record operating earnings per share for S&P 500® companies in the second and probably third quarters of 2014 were supported by low interest rates, slow wage growth and historically high share buy-back volumes. Operating margins breached 10% for the first time.

In currencies, the dollar gained against other major currencies over the six months. The dollar jumped 9.50% against the euro, on the U.S.’s much better growth and interest rate increase prospects and 7.09% on the pound, which drifted from a multi-year high in July as the likelihood of an early UK rate increase receded. The dollar surged 16.57% against the yen, on the prospect of further monetary easing in Japan and a partial re-allocation into non-yen securities for the GPIF.

In international markets, the MSCI Japan® Index soared 18.72% for the fiscal half-year, boosted in the case of Japan’s large exporting companies by the falling yen and in general by the GPIF’s announcement described above. The MSCI Europe ex UK® Index edged up 1.44%. The poor economic data referred to above and the lingering conflict in Ukraine depressed markets, which however, were spasmodically supported by the possibility of quantitative easing. Without the contribution of the strong health care sector, this sub-index would have barely broken even. Despite considerably better economic results and prospects, the MSCI UK® Index was much weaker, falling 0.35%. However, UK stock indices are not particularly representative of the UK economy: the largest 15 names account for half of the index and include ten global banks, energy and materials companies. As a group, the ten contributed an estimated -1.83%.

Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P Target Date Retirement Income Index	Seeks to represent asset allocations which target an immediate retirement horizon.
S&P Target Date 2020 Index, S&P Target Date 2025 Index, S&P Target Date 2030 Index, S&P Target Date 2035 Index, S&P Target Date 2040 Index, S&P Target Date 2045 Index and S&P Target Date 2050 Index	Each seeks to represent the market consensus for asset allocations which target an approximate 2020, 2025, 2030, 2035, 2040, 2045, 2050 and beyond 2050 retirement horizon, respectively.

3

Voya Retirement Solution Funds	Portfolio Managers’ Report

The Voya Retirement Solution Funds consist of Voya Retirement Solution 2020 Fund, Voya Retirement Solution 2025 Fund, Voya Retirement Solution 2030 Fund, Voya Retirement Solution 2035 Fund, Voya Retirement Solution 2040 Fund, Voya Retirement Solution 2045 Fund, Voya Retirement Solution 2050 Fund and Voya Retirement Solution 2055 Fund and Voya Retirement Solution Income Fund (each a “Fund” or collectively, the “Funds”). Each Fund seeks to achieve its investment objective* by investing in a combination of other Funds (“Underlying Funds”). The Funds are managed by Paul Zemsky, Chief Investment Officer and CFA, Frank van Etten and Halvard Kvaale, CIMA, Portfolio Managers, of Voya Investment Management Co. LLC — the Sub-Adviser.

The Funds seek to achieve their investment objective by investing in a combination of underlying funds (“Underlying Funds”) according to target allocations determined by the Sub-Adviser. With the exception of Voya Retirement Solution Income Fund, the Funds are structured and managed around specific target retirement or financial goal dates (“target dates”). The target date is the approximate year that an investor in a Fund would plan to make withdrawals from a Fund for retirement or other financial goals. The Funds’ target allocations will change over time, gliding down a path to gradually become more conservative as the Fund approaches the target date. As a Fund nears its target date, the target allocation is anticipated to be the same as that of Voya Retirement Solution Income Fund, which is equal to approximately 35% equity securities and 65% debt instruments.

Portfolio Specifics: For the six-month reporting period ended November 30, 2014, all of the Funds outperformed their strategic allocation benchmarks.

For the period, the Funds’ higher weighting in U.S. stocks versus the lagging international equity and fixed income spaces relative to their corresponding S&P Target Date indicies and underlying manager performance contributed to performance. The underlying managers with top performance relative to their benchmark included Voya International Core Fund, Voya Small Company Fund and Voya Large Cap Growth Fund. Managers who struggled relative to their respective benchmark included Voya Multi-Manager Mid Cap Value Fund, Voya Multi-Manager Emerging Markets Equity Fund and Voya Large Cap Value Fund.

We made a number of short and long term asset allocation moves within the Voya Retirement Solution Funds over the period. At the beginning of this reporting period in June 2014, the Funds were overweight to U.S. large cap core, developed international equities and high yield bonds, funded by underweights to U.S. large cap value, emerging markets equities and U.S. core fixed income.

In June, we took profits on our overweight to European equities and purchased U.S. large cap core equities. During the life of the trade, the euro zone fulfilled our modest expectations for economic recovery, but a recovery in equity earnings growth did not follow. In July, we took profits by selling a portion of our overweight high yield position and allocated the proceeds into senior loans. We maintain an overweight to high yield, believing it will continue to outperform core investment grade bonds. At the start of August, we reduced our emerging market equities underweight position funded by selling U.S. large cap core. This trade was an unwinding of a position initiated during the previous reporting period, where we had turned cautious on emerging markets given geopolitical unrest in Russia and Ukraine. We continue to have concerns about the ability of emerging market companies to increase their profitability longer term and so preserve a slight underweight to the asset class. At the end of August, we sold U.S. small cap and added to our slight overweight in international equities, based on comments by European Central Bank (“ECB”) President Mario Draghi that suggested increased intervention by the ECB through asset purchase programs and greater openness to fiscal stimulus. At the time of the trade, we found U.S. small cap stocks to have unattractive valuations, poor earnings fundamentals, as well as worrying technical factors and relative investor flows. At the end of September, we positioned the Funds defensively by selling U.S. large cap core and purchasing U.S. core fixed income. The rationale for this trade included the looming possibility of deflation in Europe, slow responses by the global central banks and muted economic global growth outside the United States. We unwound this trade at the end of October when negative sentiment reached extreme levels within our internal economic indicators.

Overall, short term asset allocation moves had a negative impact on performance during this reporting period.

Current Strategy and Outlook: We believe the recent decline in oil prices and the potential for prices to remain low in the months to come, should on balance lead to lower costs throughout the non-energy global economy, helping non-oil producing developed countries in Europe as well as Japan. Though low oil prices likely will negatively impact the earnings and cash flow of oil producers, our investment thesis for the domestic equity and high yield markets as a whole remains unchanged unless prices fall sharply from current levels. We believe energy-focused emerging equity and debt markets, on the other hand, will likely see weakness as long as low crude oil prices persist.

*        Please see the Prospectus for each Fund’s respective investment objective.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund is based only on the outlook of its portfolio managers through the end of this period, and may differ from that presented for other Voya mutual funds.

4

Portfolio Managers’ Report	Voya Retirement Solution Funds

Average Total Returns for the Six-Months Ended November 30, 2014
Voya Retirement Solution 2020 Fund, Class I	2.78%
S&P Target Date 2020 Index	2.61%
Voya Retirement Solution 2025 Fund, Class I	2.98%
S&P Target Date 2025 Index	2.61%
Voya Retirement Solution 2030 Fund, Class I	3.61%
S&P Target Date 2030 Index	2.71%
Voya Retirement Solution 2035 Fund, Class I	3.40%
S&P Target Date 2035 Index	2.82%
Voya Retirement Solution 2040 Fund, Class I	3.75%
S&P Target Date 2040 Index	2.86%
Voya Retirement Solution 2045 Fund, Class I	3.89%
S&P Target Date 2045 Index	2.89%
Voya Retirement Solution 2050 Fund, Class I	3.81%
S&P Target Date 2050 Index	2.96%
Voya Retirement Solution 2055 Fund, Class I	3.97%
S&P Target Date 2050 Index	2.96%
Voya Retirement Solution Income Fund, Class I	2.52%
S&P Target Date Retirement Income Index	1.94%

Target Allocations as of November 30, 2014 (as a percentage of net assets)(1)
Asset Class	2055	2050	2045	2040	2035	2030	2025	2020	Income
Large Cap U.S. Equity	48.0%	48.0%	48.0%	46.0%	41.0%	39.0%	32.0%	29.0%	23.0%
Mid Cap U.S. Equity	14.0%	14.0%	14.0%	14.0%	12.0%	12.0%	12.0%	10.0%	6.0%
Small Cap U.S. Equity	5.0%	5.0%	5.0%	5.0%	4.0%	4.0%	4.0%	3.0%	—
International Equity	19.0%	19.0%	19.0%	17.0%	16.0%	12.0%	12.0%	9.0%	4.0%
Emerging Markets	7.0%	7.0%	7.0%	7.0%	7.0%	5.0%	4.0%	—	—
US Real Estate	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%
U.S. Bonds	5.0%	5.0%	5.0%	5.0%	8.0%	12.0%	15.0%	20.0%	34.0%
High Yield	—	—	—	4.0%	4.0%	4.0%	4.0%	4.0%	4.0%
Senior Debt	—	—	—	—	4.0%	4.0%	3.0%	4.0%	4.0%
International Bonds	—	—	—	—	—	—	4.5%	4.5%	4.5%
Emerging Market Bonds	—	—	—	—	—	—	1.5%	1.5%	1.5%
TIPS	—	—	—	—	—	—	—	7.0%	9.0%
Short Duration	—	—	—	—	2.0%	6.0%	6.0%	6.0%	8.0%
Total Equity	95%	95%	95%	91%	82%	74%	66%	53%	35%
Total Fixed Income	5%	5%	5%	9%	18%	26%	34%	47%	65%
	100%	100%	100%	100%	100%	100%	100%	100%	100%

(1)	Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

5

Shareholder Expense Examples (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2014 to November 30, 2014. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2014**	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2014**
Voya Retirement Solution 2020 Fund
Class I	$1,000.00	$1,027.80	0.17%	$0.86	$1,000.00	$1,024.22	0.17%	$0.86
Voya Retirement Solution 2025 Fund
Class I	$1,000.00	$1,029.80	0.14%	$0.71	$1,000.00	$1,024.37	0.14%	$0.71
Voya Retirement Solution 2030 Fund
Class I	$1,000.00	$1,036.10	0.16%	$0.82	$1,000.00	$1,024.27	0.16%	$0.81
Voya Retirement Solution 2035 Fund
Class I	$1,000.00	$1,034.00	0.15%	$0.76	$1,000.00	$1,024.32	0.15%	$0.76
Voya Retirement Solution 2040 Fund
Class I	$1,000.00	$1,037.50	0.15%	$0.77	$1,000.00	$1,024.32	0.15%	$0.76
Voya Retirement Solution 2045 Fund
Class I	$1,000.00	$1,038.90	0.15%	$0.77	$1,000.00	$1,024.32	0.15%	$0.76
Voya Retirement Solution 2050 Fund
Class I	$1,000.00	$1,038.10	0.15%	$0.77	$1,000.00	$1,024.32	0.15%	$0.76
Voya Retirement Solution 2055 Fund
Class I	$1,000.00	$1,039.70	0.15%	$0.77	$1,000.00	$1,024.32	0.15%	$0.76
Voya Retirement Solution Income Fund
Class I	$1,000.00	$1,025.20	0.13%	$0.66	$1,000.00	$1,024.42	0.13%	$0.66

*	The annualized expense ratios do not include expenses of underlying funds.

**	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

6

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2014 (Unaudited)

	Voya Retirement Solution 2020 Fund	Voya Retirement Solution 2025 Fund	Voya Retirement Solution 2030 Fund
ASSETS:
Investments in securities at fair value*	$92,715	$7,643	$12,480
Investments in affiliated underlying funds at fair value**	532,764	54,048	50,941
Total investments at fair value	$625,479	$61,691	$63,421
Cash	555	647	1,343
Prepaid expenses	13,969	13,973	13,974
Reimbursement due from manager	44,833	—	—
Total assets	684,836	76,311	78,738
LIABILITIES:
Payable for investment securities purchased	—	606	1,333
Payable for investment management fees	23	2	3
Payable to investment adviser (Note 7)	—	4,339	3,959
Payable for trustee fees	3	1	1
Other accrued expenses and liabilities	59,201	9,468	9,854
Total liabilities	59,227	14,416	15,150
NET ASSETS	$625,609	$61,895	$63,588
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$565,056	$52,912	$53,062
Undistributed net investment income	8,057	704	620
Accumulated net realized gain	18,822	3,313	4,472
Net unrealized appreciation	33,674	4,966	5,434
NET ASSETS	$625,609	$61,895	$63,588
* Cost of investments in securities	$91,291	$7,445	$12,070
** Cost of investments in affiliated underlying funds	$500,514	$49,280	$45,917
Class I
Net assets	$625,609	$61,895	$63,588
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	52,835	5,265	5,273
Net asset value and redemption price per share	$11.84	$11.76	$12.06

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2014 (Unaudited)

	Voya Retirement Solution 2035 Fund	Voya Retirement Solution 2040 Fund	Voya Retirement Solution 2045 Fund
ASSETS:
Investments in securities at fair value*	$12,524	$12,491	$12,909
Investments in affiliated underlying funds at fair value**	51,489	52,893	52,934
Total investments at fair value	$64,013	$65,384	$65,843
Cash	660	9	17
Prepaid expenses	13,974	13,975	13,974
Total assets	78,647	79,368	79,834
LIABILITIES:
Payable for investment securities purchased	606	—	—
Payable for investment management fees	3	3	3
Payable to investment adviser (Note 7)	4,258	4,103	4,072
Payable for trustee fees	1	1	1
Other accrued expenses and liabilities	9,556	9,723	9,741
Total liabilities	14,424	13,830	13,817
NET ASSETS	$64,223	$65,538	$66,017
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$53,112	$53,082	$53,023
Undistributed net investment income	558	455	340
Accumulated net realized gain	5,069	5,940	6,082
Net unrealized appreciation	5,484	6,061	6,572
NET ASSETS	$64,223	$65,538	$66,017
* Cost of investments in securities	$12,077	$11,963	$12,365
** Cost of investments in affiliated underlying funds	$46,452	$47,360	$46,906
Class I
Net assets	$64,223	$65,538	$66,017
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	5,274	5,267	5,260
Net asset value and redemption price per share	$12.18	$12.44	$12.55

See Accompanying Notes to Financial Statements

8

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2014 (Unaudited)

	Voya Retirement Solution 2050 Fund	Voya Retirement Solution 2055 Fund	Voya Retirement Solution Income Fund
ASSETS:
Investments in securities at fair value*	$12,909	$12,909	$10,871
Investments in affiliated underlying funds at fair value**	52,937	53,010	46,974
Total investments at fair value	$65,846	$65,919	$57,845
Cash	19	65	4
Prepaid expenses	13,974	13,973	13,973
Total assets	79,839	79,957	71,822
LIABILITIES:
Payable for investment management fees	3	3	3
Payable to investment adviser (Note 7)	4,019	4,011	5,158
Payable for trustee fees	1	1	1
Other accrued expenses and liabilities	9,799	9,800	9,069
Total liabilities	13,822	13,815	14,231
NET ASSETS	$66,017	$66,142	$57,591
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$53,101	$53,079	$52,436
Undistributed net investment income	336	319	1,024
Accumulated net realized gain	6,047	6,145	1,876
Net unrealized appreciation	6,533	6,599	2,255
NET ASSETS	$66,017	$66,142	$57,591
* Cost of investments in securities	$12,365	$12,368	$11,103
** Cost of investments in affiliated underlying funds	$46,948	$46,952	$44,487
Class I
Net assets	$66,017	$66,142	$57,591
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	5,267	5,265	5,238
Net asset value and redemption price per share	$12.53	$12.56	$11.00

See Accompanying Notes to Financial Statements

9

STATEMENTS OF OPERATIONS for the six months ended November 30, 2014 (Unaudited)

	Voya Retirement Solution 2020 Fund	Voya Retirement Solution 2025 Fund	Voya Retirement Solution 2030 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$3,834	$344	$332
Dividends	1,429	122	124
Total investment income	5,263	466	456

EXPENSES:
Investment management fees	163	13	14
Transfer agent fees	32	14	15
Shareholder reporting expense	3,654	448	448
Registration fees	9,506	9,496	9,496
Professional fees	57,835	10,342	10,477
Custody and accounting expense	110	28	28
Trustee fees	9	1	1
Miscellaneous expense	1,502	1,485	1,485
Total expenses	72,811	21,827	21,964
Net waived and reimbursed fees	(72,285)	(21,784)	(21,913)
Net expenses	526	43	51
Net investment income	4,737	423	405

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,497	419	438
Sale of affiliated underlying funds	4,644	1,375	2,360
Net realized gain	8,141	1,794	2,798
Net change in unrealized appreciation (depreciation) on:
Investments	(4,512)	(447)	(202)
Affiliated underlying funds	8,785	(20)	(793)
Net change in unrealized appreciation (depreciation)	4,273	(467)	(995)
Net realized and unrealized gain	12,414	1,327	1,803
Increase in net assets resulting from operations	$17,151	$1,750	$2,208

See Accompanying Notes to Financial Statements

10

STATEMENTS OF OPERATIONS for the six months ended November 30, 2014 (Unaudited)

	Voya Retirement Solution 2035 Fund	Voya Retirement Solution 2040 Fund	Voya Retirement Solution 2045 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$297	$250	$179
Dividends	125	120	125
Total investment income	422	370	304

EXPENSES:
Investment management fees	13	13	14
Transfer agent fees	16	14	21
Shareholder reporting expense	471	474	479
Registration fees	9,495	9,495	9,495
Professional fees	10,531	10,616	10,616
Custody and accounting expense	41	42	42
Trustee fees	1	1	1
Miscellaneous expense	1,558	1,560	1,556
Total expenses	22,126	22,215	22,224
Net waived and reimbursed fees	(22,078)	(22,166)	(22,175)
Net expenses	48	49	49
Net investment income	374	321	255

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	442	408	419
Sale of affiliated underlying funds	2,808	3,412	3,388
Net realized gain	3,250	3,820	3,807
Net change in unrealized appreciation (depreciation) on:
Investments	(186)	(129)	(131)
Affiliated underlying funds	(1,320)	(1,640)	(1,467)
Net change in unrealized appreciation (depreciation)	(1,506)	(1,769)	(1,598)
Net realized and unrealized gain	1,744	2,051	2,209
Increase in net assets resulting from operations	$2,118	$2,372	$2,464

See Accompanying Notes to Financial Statements

11

STATEMENTS OF OPERATIONS for the six months ended November 30, 2014 (Unaudited)

	Voya Retirement Solution 2050 Fund	Voya Retirement Solution 2055 Fund	Voya Retirement Solution Income Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$179	$163	$511
Dividends	125	127	141
Total investment income	304	290	652

EXPENSES:
Investment management fees	14	14	15
Transfer agent fees	16	16	13
Shareholder reporting expense	448	448	335
Registration fees	9,494	9,494	9,493
Professional fees	10,634	10,634	10,085
Custody and accounting expense	27	28	18
Trustee fees	1	1	1
Miscellaneous expense	1,485	1,485	1,396
Total expenses	22,119	22,120	21,356
Net waived and reimbursed fees	(22,070)	(22,071)	(21,318)
Net expenses	49	49	38
Net investment income	255	241	614

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	420	434	228
Sale of affiliated underlying funds	3,398	3,400	421
Net realized gain	3,818	3,834	649
Net change in unrealized appreciation (depreciation) on:
Investments	(132)	(115)	(375)
Affiliated underlying funds	(1,477)	(1,411)	519
Net change in unrealized appreciation (depreciation)	(1,609)	(1,526)	144
Net realized and unrealized gain	2,209	2,308	793
Increase in net assets resulting from operations	$2,464	$2,549	$1,407

See Accompanying Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Retirement Solution 2020 Fund		Voya Retirement Solution 2025 Fund
	Six Months Ended November 30, 2014	Year Ended May 31, 2014	Six Months Ended November 30, 2014	Year Ended May 31, 2014
FROM OPERATIONS:
Net investment income	$4,737	$7,765	$423	$878
Net realized gain	8,141	17,442	1,794	3,199
Net change in unrealized appreciation (depreciation)	4,273	27,164	(467)	2,638
Increase in net assets resulting from operations	17,151	52,371	1,750	6,715

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(9,397)	—	(1,450)
Net realized gains	—	(2,407)	—	(1,339)
Total distributions	—	(11,804)	—	(2,789)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	503,114	—	—
Reinvestment of distributions	—	11,804	—	2,789
	—	514,918	—	2,789
Cost of shares redeemed	—	(11)	—	(12)
Net increase in net assets resulting from capital share transactions	—	514,907	—	2,777
Net increase in net assets	17,151	555,474	1,750	6,703

NET ASSETS:
Beginning of year or period	608,458	52,984	60,145	53,442
End of year or period	$625,609	$608,458	$61,895	$60,145
Undistributed net investment income at end of year or period	$8,057	$3,320	$704	$281

See Accompanying Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Retirement Solution 2030 Fund		Voya Retirement Solution 2035 Fund
	Six Months Ended November 30, 2014	Year Ended May 31, 2014	Six Months Ended November 30, 2014	Year Ended May 31, 2014
FROM OPERATIONS:
Net investment income	$405	$840	$374	$817
Net realized gain	2,798	3,558	3,250	3,809
Net change in unrealized appreciation (depreciation)	(995)	2,958	(1,506)	3,255
Increase in net assets resulting from operations	2,208	7,356	2,118	7,881

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(1,598)	—	(1,607)
Net realized gains	—	(1,360)	—	(1,423)
Total distributions	—	(2,958)	—	(3,030)

FROM CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions	—	2,958	—	3,030
	—	2,958	—	3,030
Cost of shares redeemed	—	(11)	—	(12)
Net increase in net assets resulting from capital share transactions	—	2,947	—	3,018
Net increase in net assets	2,208	7,345	2,118	7,869

NET ASSETS:
Beginning of year or period	61,380	54,035	62,105	54,236
End of year or period	$63,588	$61,380	$64,223	$62,105
Undistributed net investment income at end of year or period	$620	$215	$558	$184

See Accompanying Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Retirement Solution 2040 Fund		Voya Retirement Solution 2045 Fund
	Six Months Ended November 30, 2014	Year Ended May 31, 2014	Six Months Ended November 30, 2014	Year Ended May 31, 2014
FROM OPERATIONS:
Net investment income	$321	$712	$255	$630
Net realized gain	3,820	4,183	3,807	4,366
Net change in unrealized appreciation (depreciation)	(1,769)	3,704	(1,598)	3,850
Increase in net assets resulting from operations	2,372	8,599	2,464	8,846

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(1,642)	—	(1,604)
Net realized gains	—	(1,364)	—	(1,353)
Total distributions	—	(3,006)	—	(2,957)

FROM CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions	—	3,006	—	2,957
	—	3,006	—	2,957
Cost of shares redeemed	—	(13)	—	(12)
Net increase in net assets resulting from capital share transactions	—	2,993	—	2,945
Net increase in net assets	2,372	8,586	2,464	8,834

NET ASSETS:
Beginning of year or period	63,166	54,580	63,553	54,719
End of year or period	$65,538	$63,166	$66,017	$63,553
Undistributed net investment income at end of year or period	$455	$134	$340	$85

See Accompanying Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Retirement Solution 2050 Fund		Voya Retirement Solution 2055 Fund
	Six Months Ended November 30, 2014	Year Ended May 31, 2014	Six Months Ended November 30, 2014	Year Ended May 31, 2014
FROM OPERATIONS:
Net investment income	$255	$623	$241	$620
Net realized gain	3,818	4,401	3,834	4,462
Net change in unrealized appreciation (depreciation)	(1,609)	3,820	(1,526)	3,803
Increase in net assets resulting from operations	2,464	8,844	2,549	8,885

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(1,602)	—	(1,603)
Net realized gains	—	(1,432)	—	(1,410)
Total distributions	—	(3,034)	—	(3,013)

FROM CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions	—	3,034	—	3,013
	—	3,034	—	3,013
Cost of shares redeemed	—	(12)	—	(13)
Net increase in net assets resulting from capital share transactions	—	3,022	—	3,000
Net increase in net assets	2,464	8,832	2,549	8,872

NET ASSETS:
Beginning of year or period	63,553	54,721	63,593	54,721
End of year or period	$66,017	$63,553	$66,142	$63,593
Undistributed net investment income at end of year or period	$336	$81	$319	$78

See Accompanying Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Retirement Solution Income Fund
	Six Months Ended November 30, 2014	Year Ended May 31, 2014
FROM OPERATIONS:
Net investment income	$614	$1,102
Net realized gain	649	1,966
Net change in unrealized appreciation	144	1,295
Increase in net assets resulting from operations	1,407	4,363

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(1,337)
Net realized gains	—	(774)
Total distributions	—	(2,111)

FROM CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions	—	2,111
	—	2,111
Cost of shares redeemed	—	(11)
Net increase in net assets resulting from capital share transactions	—	2,100
Net increase in net assets	1,407	4,352

NET ASSETS:
Beginning of year or period	56,184	51,832
End of year or period	$57,591	$56,184
Undistributed net investment income at end of year or period	$1,024	$410

See Accompanying Notes to Financial Statements

17

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss)
		from
		investment															Supplemental
		operations				Less Distributions							Ratios to average net assets				Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expense net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Retirement Solution 2020 Fund
Class I
11-30-14	11.52	0.09	•	0.23	0.32	—	—	—	—	—	11.84	2.78	23.66	0.17	0.17	1.54	626	25
05-31-14	10.57	0.17	•	1.01	1.18	0.18	0.05	—	0.23	—	11.52	11.23	34.18	0.14	0.14	1.55	608	56
12-20-12(5) -
05-31-13	10.00	0.08		0.52	0.60	0.03	—	—	0.03	—	10.57	6.00	157.18	0.14	0.14	1.71	53	25
Voya Retirement Solution 2025 Fund
Class I
11-30-14	11.42	0.08	•	0.26	0.34	—	—	—	—	—	11.76	2.98	71.72	0.14	0.14	1.39	62	34
05-31-14	10.66	0.18		1.14	1.32	0.29	0.27	—	0.56	—	11.42	12.52	100.08	0.12	0.12	1.55	60	48
12-20-12(5) -
05-31-13	10.00	0.07		0.62	0.69	0.03	—	—	0.03	—	10.66	6.87	156.48	0.13	0.13	1.54	53	24
Voya Retirement Solution 2030 Fund
Class I
11-30-14	11.64	0.08	•	0.34	0.42	—	—	—	—	—	12.06	3.61	70.51	0.16	0.16	1.30	64	47
05-31-14	10.78	0.17		1.28	1.45	0.32	0.27	—	0.59	—	11.64	13.63	99.48	0.13	0.13	1.46	61	53
12-20-12(5) -
05-31-13	10.00	0.06		0.74	0.80	0.02	—	—	0.02	—	10.78	8.03	155.65	0.13	0.13	1.21	54	22
Voya Retirement Solution 2035 Fund
Class I
11-30-14	11.78	0.07	•	0.33	0.40	—	—	—	—	—	12.18	3.40	70.06	0.15	0.15	1.18	64	48
05-31-14	10.83	0.17		1.38	1.55	0.32	0.28	—	0.60	—	11.78	14.54	98.11	0.13	0.13	1.41	62	56
12-20-12(5) -
05-31-13	10.00	0.05		0.80	0.85	0.02	—	—	0.02	—	10.83	8.48	155.42	0.13	0.13	1.02	54	19
Voya Retirement Solution 2040 Fund
Class I
11-30-14	11.99	0.06	•	0.39	0.45	—	—	—	—	—	12.44	3.75	69.08	0.15	0.15	1.00	66	51
05-31-14	10.90	0.15		1.54	1.69	0.33	0.27	—	0.60	—	11.99	15.69	97.53	0.13	0.13	1.21	63	53
12-20-12(5) -
05-31-13	10.00	0.04		0.88	0.92	0.02	—	—	0.02	—	10.90	9.17	154.90	0.14	0.14	0.79	55	19
Voya Retirement Solution 2045 Fund
Class I
11-30-14	12.08	0.05	•	0.42	0.47	—	—	—	—	—	12.55	3.89	68.68	0.15	0.15	0.79	66	49
05-31-14	10.93	0.13		1.61	1.74	0.32	0.27	—	0.59	—	12.08	16.10	97.19	0.12	0.12	1.07	64	54
12-20-12(5) -
05-31-13	10.00	0.03		0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.73	0.13	0.13	0.61	55	19

See Accompanying Notes to Financial Statements

18

Financial Highlights (Unaudited) (continued)

		Income (loss)
		from
		investment															Supplemental
		operations				Less Distributions							Ratios to average net assets				Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expense net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Retirement Solution 2050 Fund
Class I
11-30-14	12.07	0.05	•	0.41	0.46	—	—	—	—	—	12.53	3.81	68.36	0.15	0.15	0.79	66	49
05-31-14	10.93	0.13		1.62	1.75	0.32	0.29	—	0.61	—	12.07	16.16	97.42	0.12	0.12	1.06	64	54
12-20-12(5) -
05-31-13	10.00	0.03		0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.72	0.13	0.13	0.61	55	18
Voya Retirement Solution 2055 Fund
Class I
11-30-14	12.08	0.05	•	0.43	0.48	—	—	—	—	—	12.56	3.97	68.44	0.15	0.15	0.74	66	51
05-31-14	10.93	0.13		1.62	1.75	0.32	0.28	—	0.60	—	12.08	16.21	97.28	0.12	0.12	1.05	64	54
12-20-12(5) -
05-31-13	10.00	0.03		0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.72	0.13	0.13	0.61	55	18
Voya Retirement Solution Income Fund
Class I
11-30-14	10.73	0.12	•	0.15	0.27	—	—	—	—	—	11.00	2.52	75.18	0.13	0.13	2.16	58	20
05-31-14	10.30	0.22		0.63	0.85	0.27	0.15	—	0.42	—	10.73	8.42	104.80	0.12	0.12	2.07	56	31
12-20-12(5) -
05-31-13	10.00	0.14		0.23	0.37	0.07	—	—	0.07	—	10.30	3.68	157.06	0.11	0.11	3.05	52	27

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include expenses of the Underlying Funds.

(5)	Commencement of operations.

•	Calculated	using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS as of November 30, 2014 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Separate Portfolios (“SPorts”) Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fourteen separate active investment series. The nine series (each, a “Fund” and collectively, the “Funds”) included in this report are: Voya Retirement Solution 2020 Fund (“Solution 2020”), Voya Retirement Solution 2025 Fund (“Solution 2025”), Voya Retirement Solution 2030 Fund (“Solution 2030”), Voya Retirement Solution 2035 Fund (“Solution 2035”), Voya Retirement Solution 2040 Fund (“Solution 2040”), Voya Retirement Solution 2045 Fund (“Solution 2045”), Voya Retirement Solution 2050 Fund (“Solution 2050”), Voya Retirement Solution 2055 Fund (“Solution 2055”), and Voya Retirement Solution Income Fund (“Solution Income”), each a diversified series of the Trust.

Each Fund offers Class I Shares. All shareholders bear the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Funds Services, LLC (“VFS” or the “Administrator”), a Delaware limited liability company, serves as the Administrator to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The valuations of the Funds’ investments in Underlying Funds are based on the net asset value (“NAV”) of the Underlying Funds each business day. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments held in Underlying Funds maturing in 60 days or less from the date of acquisition are valued at amortized cost which generally approximates fair value. Securities prices may be obtained from independent pricing services. Investments in equity securities held by the Funds or Underlying Funds and traded on a national securities exchange are valued at the official closing price when available or, for certain markets, the last reported sale price on each valuation day. Securities traded on an exchange for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices on each valuation day. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent pricing services or from one or more dealers making markets in the securities and may be adjusted based on the Funds’ valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at the NAV. Investments in securities maturing in 60 days or less from the date of acquisition are valued at amortized cost which generally approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as defined by the 1940 Act and as determined in good faith by or under the supervision of the Funds’ Board of Trustees (the “Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its next NAV may also be valued at their fair values as defined by the 1940 Act and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Funds (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect

20

NOTES TO FINANCIAL STATEMENTS as of November 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to a Fund related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included following the Portfolio of Investments. The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the Funds’ Administrator. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser or Sub-Adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Fund uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities nor can it be assured a Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the independent pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented only when the Funds have a significant amount of Level 3 investments.

For the period ended November 30, 2014, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from affiliated Underlying Funds are recorded as distributions of realized gains from affiliated Underlying Funds.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the

21

NOTES TO FINANCIAL STATEMENTS as of November 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from the difference between the amounts of foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of foreign/ withholding tax reclaim receivables at fiscal year end, resulting from changes in the exchange rate.

D. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends and capital gains, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

F. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended November 30, 2014, the cost of purchases and proceeds from the sales of investments were as follows:

	Purchases	Sales
Solution 2020	$158,117	$152,261
Solution 2025	20,943	20,457
Solution 2030	29,389	28,888
Solution 2035	30,456	30,081
Solution 2040	32,533	32,178
Solution 2045	31,960	31,695
Solution 2050	31,963	31,697
Solution 2055	32,908	32,678
Solution Income	12,236	11,097

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Management Agreement compensates the Investment Adviser with an advisory fee equal to 0.00% of each Fund’s average daily net assets invested in affiliated Underlying Funds and 0.30% of each Fund’s average daily net assets invested in unaffiliated Underlying Funds and/or other investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.

The Administrator provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. The Administrator does not receive any fees for its administrative services.

22

NOTES TO FINANCIAL STATEMENTS as of November 30, 2014 (Unaudited) (continued)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2014, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the following Funds:

Subsidiary	Fund	Percentage
Voya Investment Management Co. LLC	Solution 2020	9.68%
	Solution 2025	100.00
	Solution 2030	100.00
	Solution 2035	100.00
	Solution 2040	100.00
	Solution 2045	100.00
	Solution 2050	100.00
	Solution 2055	100.00
	Solution Income	100.00

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates to include companies that are under common control. Therefore, if certain Funds have a common owner that owns over 25% of the outstanding securities of the Funds, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Funds.

The Investment Adviser may request that the Funds’ portfolio managers use their best efforts (subject to obtaining best execution of each transaction) to allocate a portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amount credited to a Fund is recognized as brokerage commission recapture on the accompanying Statements of Operations.

The Funds have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the Plan will not affect net assets of the Fund, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTE 6 — OTHER ACCRUED EXPENSES AND LIABILITIES

At November 30, 2014, the following Funds had the following payable included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Fund	Accrued Expenses	Amount
Solution 2020	Audit	$52,478
Solution 2025	Audit	6,668
	Miscellaneous	1,451
Solution 2030	Audit	6,790
	Miscellaneous	1,451
	Shareholder Reporting	896
Solution 2035	Audit	6,825
	Miscellaneous	1,402
Solution 2040	Audit	7,003
	Miscellaneous	1,400
Solution 2045	Audit	6,925
	Miscellaneous	1,396
Solution 2050	Audit	6,936
	Miscellaneous	1,450
Solution 2055	Audit	6,927
	Miscellaneous	1,450
Solution Income	Audit	6,410
	Miscellaneous	1,360

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Funds whereby the Investment Adviser has agreed to limit expenses, excluding interest expenses, taxes, brokerage commissions, and extraordinary expenses to the levels listed below:

Fund(1)	Class I
Solution 2020	0.80%
Solution 2025	0.82%
Solution 2030	0.86%
Solution 2035	0.90%
Solution 2040	0.92%
Solution 2045	0.92%
Solution 2050	0.92%
Solution 2055	0.92%
Solution Income	0.66%

(1)	These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

23

NOTES TO FINANCIAL STATEMENTS as of November 30, 2014 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

The Investment Adviser may at a later date recoup from a Fund management and/or class specific fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of November 30, 2014, the amounts of waived or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:

	November 30,
Fund	2015	2016	2017	Total
Solution 2020	$—	$95,413	$183,228	$278,641
Solution 2025	—	67,067	47,105	114,172
Solution 2030	—	67,065	47,862	114,927
Solution 2035	—	67,574	47,231	114,805
Solution 2040	—	67,571	47,707	115,278
Solution 2045	—	67,573	47,780	115,353
Solution 2050	—	67,345	48,034	115,379
Solution 2055	—	67,345	48,012	115,357
Solution Income	—	66,563	46,105	112,668

The Expense Limitation Agreement is contractual through October 1, 2015 and shall renew automatically for one-year terms. Termination of modification of this obligation requires approval by the Board.

For the period ended November 30, 2014, Solution 2025, Solution 2030, Solution 2035, Solution 2040, Solution 2045, Solution 2050, Solution 2055, and Solution Income had payable to the Investment Adviser of $4,339, $3,959, $4,258, $4,103, $4,072, $4,019, $4,011, and $5,158, respectively, representing a recoupment of previously reimbursed fees.

NOTE 8 — LINE OF CREDIT

Each Fund, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Funds did not utilize the line of credit during the period ended November 30, 2014.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution 2020
Class I
11/30/2014	—	—	—	—	—	—	—	—	—	—
5/31/2014	46,758	—	1,063	(1)	47,820	503,114	—	11,804	(11)	514,907
Solution 2025
Class I
11/30/2014	—	—	—	—	—	—	—	—	—	—
5/31/2014	—	—	252	(1)	251	—	—	2,789	(12)	2,777
Solution 2030
Class I
11/30/2014	—	—	—	—	—	—	—	—	—	—
5/31/2014	—	—	262	(1)	261	—	—	2,958	(11)	2,947

24

NOTES TO FINANCIAL STATEMENTS as of November 30, 2014 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution 2035
Class I
11/30/2014	—	—	—	—	—	—	—	—	—	—
5/31/2014	—	—	266	(1)	265	—	—	3,030	(12)	3,018
Solution 2040
Class I
11/30/2014	—	—	—	—	—	—	—	—	—	—
5/31/2014	—	—	259	(1)	258	—	—	3,006	(13)	2,993
Solution 2045
Class I
11/30/2014	—	—	—	—	—	—	—	—	—	—
5/31/2014	—	—	253	(1)	252	—	—	2,957	(12)	2,945
Solution 2050
Class I
11/30/2014	—	—	—	—	—	—	—	—	—	—
5/31/2014	—	—	260	(1)	259	—	—	3,034	(12)	3,022
Solution 2055
Class I
11/30/2014	—	—	—	—	—	—	—	—	—	—
5/31/2014	—	—	258	(1)	257	—	—	3,013	(13)	3,000
Solution Income
Class I
11/30/2014	—	—	—	—	—	—	—	—	—	—
5/31/2014	—	—	205	(1)	204	—	—	2,111	(11)	2,100

NOTE 10 — CONCENTRATION OF RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Fund’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Funds and their corresponding risks, see the Funds’ most recent Prospectus and/or the Statement of Additional Information.

The Funds are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgments by the Investment Adviser or Sub-Adviser. There is a risk that the Funds may allocate assets to an Underlying Fund or market that underperforms other funds or assets classes.

Foreign Investments/Developing and Emerging Markets Risk (All Funds). There are certain risks in owning foreign (non-U.S.) securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

25

NOTES TO FINANCIAL STATEMENTS as of November 30, 2014 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The Funds paid no dividends or distributions during the six months ended November 30, 2014. The tax composition of dividends and distributions to shareholders during the year ended May 31, 2014 was as follows:

	Ordinary Income	Long-term Capital Gains
Solution 2020	$11,737	$67
Solution 2025	2,714	75
Solution 2030	2,852	106
Solution 2035	2,919	111
Solution 2040	2,879	127
Solution 2045	2,824	133
Solution 2050	2,901	133
Solution 2055	2,880	133
Solution Income	2,077	34

The tax-basis components of distributable earnings as of May 31, 2014 were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
Solution 2020	$5,811	$8,400	$29,192
Solution 2025	887	937	5,409
Solution 2030	899	1,006	6,413
Solution 2035	1,006	1,022	6,965
Solution 2040	1,082	1,195	7,807
Solution 2045	1,172	1,213	8,145
Solution 2050	1,124	1,211	8,117
Solution 2055	1,204	1,209	8,101
Solution Income	1,089	516	2,143

The Funds’ major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2012, the year of commencement of operations.

As of November 30, 2014, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — RESTRUCTURING PLAN

In October 2009, ING Groep N.V. (“ING Groep”) submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc. (formerly, ING U.S., Inc.), before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep was required to divest at least 25% of Voya Financial, Inc. by the end of 2013 and more than 50% by the end of 2014, and is required to divest its remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of its common stock (the “IPO”). In October 2013, March 2014, and September 2014, ING Groep divested additional shares in several secondary offerings of common stock of Voya Financial, Inc. and concurrent share repurchases by Voya Financial, Inc. These transactions reduced ING Groep’s ownership interest in Voya Financial, Inc. to 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.

In November 2014, through an additional secondary offering and the concurrent repurchase of shares by Voya Financial, Inc., ING Groep further reduced its interest in Voya Financial, Inc. below 25% to approximately 19% (the “November 2014 Offering”). The November 2014 Offering was deemed by the Investment Adviser to be a change of control (the “Change of Control”), which resulted in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and Sub-Adviser provide services to the Funds. In anticipation of this termination, and in order to ensure that the existing investment advisory and sub-advisory services could continue uninterrupted, in 2013 the Board approved new advisory and sub-advisory agreements for the Funds, as applicable, in connection with the IPO.

In addition, in 2013, shareholders of each Fund approved new investment advisory and affiliated sub-advisory

26

NOTES TO FINANCIAL STATEMENTS as of November 30, 2014 (Unaudited) (continued)

NOTE 12 — RESTRUCTURING PLAN (continued)

agreements prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and that have terms not materially different from the current agreements. This meant that shareholders would not have another opportunity to vote on a new agreement with the Investment Adviser or the current affiliated sub-adviser even upon a change of control prompted by the Separation Plan, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

On November 18, 2014, in response to the Change of Control, the Board, at an in-person meeting, approved new investment advisory and affiliated sub-advisory agreements. At that meeting, the Investment Adviser represented that the agreements approved by the Board were not materially different from the agreements approved by shareholders in 2013 and no single person or group of persons acting together was expected to gain “control” (as defined in the 1940 Act) of Voya Financial, Inc. As a result, shareholders of the Funds will not be asked to vote again on these new agreements with the Investment Adviser and affiliated sub-adviser.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to November 30, 2014, the Funds declared and paid dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date

Solution 2020
Class I	$0.3652	$0.0990	$0.2614	January 2, 2015	December 30, 2014
Solution 2025
Class I	$0.3649	$0.1723	$0.4663	January 2, 2015	December 30, 2014
Solution 2030
Class I	$0.3721	$0.1991	$0.6679	January 2, 2015	December 30, 2014
Solution 2035
Class I	$0.3864	$0.2215	$0.7582	January 2, 2015	December 30, 2014
Solution 2040
Class I	$0.3989	$0.2442	$0.9026	January 2, 2015	December 30, 2014
Solution 2045
Class I	$0.3860	$0.2745	$0.9046	January 2, 2015	December 30, 2014
Solution 2050
Class I	$0.3857	$0.2660	$0.9049	January 2, 2015	December 30, 2014
Solution 2055
Class I	$0.3845	$0.2817	$0.9040	January 2, 2015	December 30, 2014
Solution Income
Class I	$0.3439	$0.1663	$0.1881	January 2, 2015	December 30, 2014

On November 20, 2014, the Board approved a change to the Funds’ administrative agreement with VFS. Effective January 1, 2015, VFS is entitled to receive from each Fund a fee at an annual rate of 0.10% of its average daily net assets. VFS is contractually obligated to waive the administrative fee for each Fund for at least two years from the effective date of January 1, 2015. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Effective December 31, 2014, Mr. Earley retired as Trustee of the Board.

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

27

Voya Retirement Solution 2020 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.8%
139	iShares Barclays Aggregate Bond Fund	$15,375	2.5
380	iShares Barclays TIPS Bond Fund	43,039	6.9
190	iShares MSCI EAFE Index Fund	12,158	1.9
212	iShares Russell 1000 Value Index Fund	22,143	3.5
	Total Exchange-Traded Funds (Cost $91,291)	92,715	14.8
MUTUAL FUNDS: 85.2%
	Affiliated Investment Companies: 85.2%
3,046	Voya Floating Rate Fund - Class I	30,791	4.9
3,432	Voya Global Bond Fund - Class R6	36,483	5.8
3,759	Voya High Yield Bond Fund - Class I	30,864	4.9
8,270	Voya Intermediate Bond Fund - Class R6	83,690	13.4
4,978	Voya International Core Fund - Class I	55,261	8.8
6,557	Voya Large Cap Growth Fund - Class R6	99,535	15.9
4,376	Voya Large Cap Value Fund - Class R6	62,359	10.0
1,145	Voya MidCap Opportunities Fund - Class R6	32,332	5.2

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
2,088		Voya Multi-Manager Mid Cap Value Fund - Class I	$31,806	5.1
625		Voya Real Estate Fund - Class R6	13,522	2.2
3,678		Voya Short Term Bond Fund - Class R6	36,739	5.9
1,028	@	Voya Small Company Fund - Class R6	19,382	3.1
		Total Mutual Funds (Cost $500,514)	532,764	85.2
		Total Investments in Securities (Cost $591,805)	$625,479	100.0
		Assets in Excess of Other Liabilities	130	—
		Net Assets	$625,609	100.0

@	Non-income producing security

Cost for federal income tax purposes is $591,516.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$34,822
Gross Unrealized Depreciation	(859)

Net Unrealized Appreciation	$33,963

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$92,715	$—	$—	$92,715
Mutual Funds	532,764	—	—	532,764
Total Investments, at fair value	$625,479	$—	$—	$625,479

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

28

Voya Retirement Solution 2020 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 11/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$18,018	$13,489	$(494)	$(222)	$30,791	$505	$(4)	$—
Voya Global Bond Fund - Class R6	36,317	1,949	(631)	(1,152)	36,483	129	$—	—
Voya High Yield Bond Fund - Class I	36,437	1,645	(6,050)	(1,168)	30,864	907	$101	—
Voya Intermediate Bond Fund - Class R6	57,902	25,241	(6)	553	83,690	1,066	$—	—
Voya International Core Fund - Class I	13,719	41,570	(2)	(26)	55,261	—	$—	—
Voya Large Cap Growth Fund - Class R6	85,342	14,009	(7,299)	7,483	99,535	—	$1,089	—
Voya Large Cap Value Fund - Class R6	73,992	6,735	(19,660)	1,292	62,359	735	$1,770	—
Voya MidCap Opportunities Fund - Class R6	29,043	723	(58)	2,624	32,332	—	$2	—
Voya Multi-Manager International Equity Fund - Class I	35,261	721	(32,640)	(3,342)	—	—	$1,232	—
Voya Multi-Manager Mid Cap Value Fund - Class I	31,095	473	(1,016)	1,254	31,806	—	$15	—
Voya Real Estate Fund - Class I	12,791	81	(12,223)	(649)	—	81	$—	—
Voya Real Estate Fund - Class R6	—	12,702	(772)	1,592	13,522	84	$63	—
Voya Short Term Bond Fund - Class R6	35,930	1,662	(673)	(180)	36,739	327	$(1)	—
Voya Small Company Fund - Class R6	23,374	635	(5,353)	726	19,382	—	$377	—
	$489,221	$121,635	$(86,877)	$8,785	$532,764	$3,834	$4,644	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

29

Voya Retirement Solution 2025 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.3%
5	iShares Barclays 20+ Year Treasury Bond Fund	$612	1.0
8	iShares Barclays Aggregate Bond Fund	885	1.4
28	iShares MSCI EAFE Index Fund	1,792	2.9
30	iShares Russell 1000 Value Index Fund	3,134	5.0
13	iShares Russell Midcap Growth Index Fund	1,220	2.0
	Total Exchange-Traded Funds (Cost $7,445)	7,643	12.3
MUTUAL FUNDS: 87.4%
	Affiliated Investment Companies: 87.4%
137	Voya Corporate Leaders 100 Fund - Class I	2,468	4.0
300	Voya Floating Rate Fund - Class I	3,034	4.9
338	Voya Global Bond Fund - Class R6	3,595	5.8
370	Voya High Yield Bond Fund - Class I	3,041	4.9
634	Voya Intermediate Bond Fund - Class R6	6,411	10.4
490	Voya International Core Fund - Class I	5,444	8.8
628	Voya Large Cap Growth Fund - Class R6	9,538	15.4
347	Voya Large Cap Value Fund - Class R6	4,940	8.0
91	Voya MidCap Opportunities Fund - Class R6	2,558	4.1
156	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,772	2.9

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
102		Voya Multi-Manager International Equity Fund - Class I	$1,201	1.9
249		Voya Multi-Manager Mid Cap Value Fund - Class I	3,786	6.1
62		Voya Real Estate Fund - Class R6	1,332	2.2
301		Voya Short Term Bond Fund - Class R6	3,003	4.9
102	@	Voya Small Company Fund - Class R6	1,925	3.1
		Total Mutual Funds (Cost $49,280)	54,048	87.4
		Total Investments in Securities (Cost $56,725)	$61,691	99.7
		Assets in Excess of Other Liabilities	204	0.3
		Net Assets	$61,895	100.0

@	Non-income producing security

Cost for federal income tax purposes is $56,723.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,237
Gross Unrealized Depreciation	(269)

Net Unrealized Appreciation	$4,968

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,643	$—	$—	$7,643
Mutual Funds	54,048	—	—	54,048
Total Investments, at fair value	$61,691	$—	$—	$61,691

^      See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

30

Voya Retirement Solution 2025 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 11/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 Fund - Class I	$—	$3,575	$(1,234)	$127	$2,468	$—	$(71)	$—
Voya Floating Rate Fund - Class I	1,776	1,337	(57)	(22)	3,034	50	(1)	—
Voya Global Bond Fund - Class R6	3,580	191	(62)	(114)	3,595	13	—	—
Voya High Yield Bond Fund - Class I	3,591	163	(590)	(123)	3,041	89	18	—
Voya Intermediate Bond Fund - Class R6	3,605	2,759	—	47	6,411	72	—	—
Voya International Core Fund - Class I	1,803	3,661	—	(20)	5,444	—	—	—
Voya Large Cap Growth Fund - Class R6	9,313	26	(503)	702	9,538	—	190	—
Voya Large Cap Value Fund - Class R6	8,205	90	(2,987)	(368)	4,940	72	683	—
Voya MidCap Opportunities Fund - Class R6	3,435	112	(997)	8	2,558	—	221	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	611	1,294	(57)	(76)	1,772	—	5	—
Voya Multi-Manager International Equity Fund - Class I	3,387	15	(1,826)	(375)	1,201	—	183	—
Voya Multi-Manager Mid Cap Value Fund - Class I	3,678	69	(92)	131	3,786	—	20	—
Voya Real Estate Fund - Class I	1,261	8	(1,135)	(134)	—	8	—	—
Voya Real Estate Fund - Class R6	—	1,178	(67)	221	1,332	8	12	—
Voya Short Term Bond Fund - Class R6	3,541	173	(694)	(17)	3,003	32	(1)	—
Voya Small Company Fund - Class R6	2,304	51	(423)	(7)	1,925	—	116	—
	$50,090	$14,702	$(10,724)	$(20)	$54,048	$344	$1,375	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

31

Voya Retirement Solution 2030 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.6%
11	iShares Barclays 20+ Year Treasury Bond Fund	$1,347	2.1
29	iShares MSCI EAFE Index Fund	1,856	2.9
40	iShares Russell 1000 Value Index Fund	4,178	6.5
41	iShares Russell Midcap Growth Index Fund	3,848	6.1
6	iShares S&P 500 Index Fund	1,251	2.0
	Total Exchange-Traded Funds (Cost $12,070)	12,480	19.6
MUTUAL FUNDS: 80.1%
	Affiliated Investment Companies: 80.1%
247	Voya Corporate Leaders 100 Fund - Class I	4,453	7.0
308	Voya Floating Rate Fund - Class I	3,113	4.9
380	Voya High Yield Bond Fund - Class I	3,120	4.9
434	Voya Intermediate Bond Fund - Class R6	4,390	6.9
559	Voya International Core Fund - Class I	6,205	9.8
726	Voya Large Cap Growth Fund - Class R6	11,018	17.4
376	Voya Large Cap Value Fund - Class R6	5,359	8.4

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
213		Voya Multi-Manager Emerging Markets Equity Fund - Class I	$2,424	3.8
105		Voya Multi-Manager International Equity Fund - Class I	1,231	1.9
253		Voya Multi-Manager Mid Cap Value Fund - Class I	3,858	6.1
63		Voya Real Estate Fund - Class R6	1,367	2.1
245		Voya Short Term Bond Fund - Class R6	2,444	3.8
104	@	Voya Small Company Fund - Class R6	1,959	3.1
		Total Mutual Funds (Cost $45,917)	50,941	80.1
		Total Investments in Securities (Cost $57,987)	$63,421	99.7
		Assets in Excess of Other Liabilities	167	0.3
		Net Assets	$63,588	100.0

@	Non-income producing security

Cost for federal income tax purposes is $58,086.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,548
Gross Unrealized Depreciation	(213)

Net Unrealized Appreciation	$5,335

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$12,480	$—	$—	$12,480
Mutual Funds	50,941	—	—	50,941
Total Investments, at fair value	$63,421	$—	$—	$63,421

^       See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

32

Voya Retirement Solution 2030 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 11/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 Fund - Class I	$—	$5,511	$(1,258)	$200	$4,453	$—	$(72)	$—
Voya Floating Rate Fund - Class I	1,810	1,383	(59)	(21)	3,113	52	(1)	—
Voya High Yield Bond Fund - Class I	3,661	189	(604)	(126)	3,120	91	18	—
Voya Intermediate Bond Fund - Class R6	2,603	2,368	(628)	47	4,390	52	(11)	—
Voya International Core Fund - Class I	1,991	4,235	—	(21)	6,205	—	—	—
Voya Large Cap Growth Fund - Class R6	11,636	—	(1,222)	604	11,018	—	458	—
Voya Large Cap Value Fund - Class R6	10,532	88	(4,591)	(670)	5,359	88	1,048	—
Voya MidCap Opportunities Fund - Class R6	3,502	121	(3,132)	(491)	—	—	554	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,255	1,358	(99)	(90)	2,424	—	9	—
Voya Multi-Manager International Equity Fund - Class I	3,697	109	(2,146)	(429)	1,231	—	215	—
Voya Multi-Manager Mid Cap Value Fund - Class I	3,749	48	(75)	136	3,858	—	17	—
Voya Real Estate Fund - Class I	1,285	8	(1,155)	(138)	—	8	—	—
Voya Real Estate Fund - Class R6	—	1,200	(62)	229	1,367	8	11	—
Voya Short Term Bond Fund - Class R6	3,610	199	(1,348)	(17)	2,444	33	(1)	—
Voya Small Company Fund - Class R6	2,349	39	(423)	(6)	1,959	—	115	—
	$51,680	$16,856	$(16,802)	$(793)	$50,941	$332	$2,360	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

33

Voya Retirement Solution 2035 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.5%
5	iShares Barclays 20+ Year Treasury Bond Fund	$612	1.0
29	iShares MSCI EAFE Index Fund	1,856	2.9
43	iShares Russell 1000 Value Index Fund	4,491	7.0
10	iShares Russell 2000 Value Index Fund	997	1.5
42	iShares Russell Midcap Growth Index Fund	3,942	6.1
3	iShares S&P 500 Index Fund	626	1.0
	Total Exchange-Traded Funds (Cost $12,077)	12,524	19.5
MUTUAL FUNDS: 80.2%
	Affiliated Investment Companies: 80.2%
322	Voya Corporate Leaders 100 Fund - Class I	5,791	9.0
311	Voya Floating Rate Fund - Class I	3,146	4.9
384	Voya High Yield Bond Fund - Class I	3,153	4.9
190	Voya Intermediate Bond Fund - Class R6	1,918	3.0
565	Voya International Core Fund - Class I	6,268	9.8
757	Voya Large Cap Growth Fund - Class R6	11,498	17.9
380	Voya Large Cap Value Fund - Class R6	5,412	8.4

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
323		Voya Multi-Manager Emerging Markets Equity Fund - Class I	$3,675	5.7
320		Voya Multi-Manager International Equity Fund - Class I	3,748	5.8
256		Voya Multi-Manager Mid Cap Value Fund - Class I	3,898	6.1
64		Voya Real Estate Fund - Class R6	1,381	2.2
61		Voya Short Term Bond Fund - Class R6	609	1.0
16	@	Voya SmallCap Opportunities Fund - Class I	992	1.5
		Total Mutual Funds (Cost $46,452)	51,489	80.2
		Total Investments in Securities (Cost $58,529)	$64,013	99.7
		Assets in Excess of Other Liabilities	210	0.3
		Net Assets	$64,223	100.0

@	Non-income producing security

Cost for federal income tax purposes is $58,631.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,609
Gross Unrealized Depreciation	(227)

Net Unrealized Appreciation	$5,382

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$12,524	$—	$—	$12,524
Mutual Funds	51,489	—	—	51,489
Total Investments, at fair value	$64,013	$—	$—	$64,013

^      See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

34

Voya Retirement Solution 2035 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 11/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 Fund - Class I	$—	$6,829	$(1,267)	$229	$5,791	$—	$(73)	$—
Voya Floating Rate Fund - Class I	1,828	1,409	(70)	(21)	3,146	52	(1)	—
Voya High Yield Bond Fund - Class I	3,697	197	(613)	(128)	3,153	92	19	—
Voya Intermediate Bond Fund - Class R6	1,703	2,061	(1,831)	(15)	1,918	33	38	—
Voya International Core Fund - Class I	2,784	3,539	(3)	(52)	6,268	—	—	—
Voya Large Cap Growth Fund - Class R6	12,372	—	(1,450)	576	11,498	—	540	—
Voya Large Cap Value Fund - Class R6	11,263	92	(5,164)	(779)	5,412	92	1,174	—
Voya MidCap Opportunities Fund - Class R6	3,537	137	(3,178)	(496)	—	—	560	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,615	1,434	(257)	(117)	3,675	—	23	—
Voya Multi-Manager International Equity Fund - Class I	5,025	120	(1,021)	(376)	3,748	—	102	—
Voya Multi-Manager Mid Cap Value Fund - Class I	3,787	38	(66)	139	3,898	—	14	—
Voya Real Estate Fund - Class I	1,298	8	(1,167)	(139)	—	8	—	—
Voya Real Estate Fund - Class R6	—	1,209	(58)	230	1,381	9	11	—
Voya Short Term Bond Fund - Class R6	1,215	72	(673)	(5)	609	11	(1)	—
Voya Small Company Fund - Class R6	2,372	—	(1,947)	(425)	—	—	402	—
Voya SmallCap Opportunities Fund - Class I	—	933	—	59	992	—	—	—
	$53,496	$18,078	$(18,765)	$(1,320)	$51,489	$297	$2,808	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

35

Voya Retirement Solution 2040 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.1%
20	iShares MSCI EAFE Index Fund	$1,280	2.0
50	iShares Russell 1000 Value Index Fund	5,222	7.9
13	iShares Russell 2000 Value Index Fund	1,296	2.0
50	iShares Russell Midcap Growth Index Fund	4,693	7.2
	Total Exchange-Traded Funds (Cost $11,963)	12,491	19.1
MUTUAL FUNDS: 80.7%
	Affiliated Investment Companies: 80.7%
364	Voya Corporate Leaders 100 Fund - Class I	6,557	10.0
127	Voya Floating Rate Fund - Class I	1,282	2.0
391	Voya High Yield Bond Fund - Class I	3,213	4.9
129	Voya Intermediate Bond Fund - Class R6	1,307	2.0
633	Voya International Core Fund - Class I	7,027	10.7
838	Voya Large Cap Growth Fund - Class R6	12,716	19.4
410	Voya Large Cap Value Fund - Class R6	5,837	8.9
329	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,745	5.7

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
326		Voya Multi-Manager International Equity Fund - Class I	$3,819	5.8
304		Voya Multi-Manager Mid Cap Value Fund - Class I	4,635	7.1
65		Voya Real Estate Fund - Class R6	1,407	2.1
22	@	Voya SmallCap Opportunities Fund - Class I	1,348	2.1
		Total Mutual Funds (Cost $47,360)	52,893	80.7
		Total Investments in Securities (Cost $59,323)	$65,384	99.8
		Assets in Excess of Other Liabilities	154	0.2
		Net Assets	$65,538	100.0

@	Non-income producing security

Cost for federal income tax purposes is $59,422.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,152
Gross Unrealized Depreciation	(190)

Net Unrealized Appreciation	$5,962

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$12,491	$—	$—	$12,491
Mutual Funds	52,893	—	—	52,893
Total Investments, at fair value	$65,384	$—	$—	$65,384

^      See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

36

Voya Retirement Solution 2040 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 11/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 Fund - Class I	$—	$7,573	$(1,284)	$268	$6,557	$—	$(74)	$—
Voya Floating Rate Fund - Class I	—	1,321	(29)	(10)	1,282	16	—	—
Voya High Yield Bond Fund - Class I	3,757	210	(624)	(130)	3,213	94	19	—
Voya Intermediate Bond Fund - Class R6	629	2,557	(1,886)	7	1,307	18	15	—
Voya International Core Fund - Class I	2,830	4,245	(1)	(47)	7,027	—	—	—
Voya Large Cap Growth Fund - Class R6	14,144	—	(1,951)	523	12,716	—	726	—
Voya Large Cap Value Fund - Class R6	13,035	105	(6,346)	(957)	5,837	105	1,402	—
Voya MidCap Opportunities Fund - Class R6	4,193	177	(3,773)	(597)	—	—	673	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,659	1,457	(252)	(119)	3,745	—	22	—
Voya Multi-Manager International Equity Fund - Class I	5,059	186	(1,043)	(383)	3,819	—	105	—
Voya Multi-Manager Mid Cap Value Fund - Class I	4,489	41	(63)	168	4,635	—	14	—
Voya Real Estate Fund - Class I	1,319	8	(1,186)	(141)	—	8	—	—
Voya Real Estate Fund - Class R6	—	1,228	(56)	235	1,407	9	10	—
Voya Small Company Fund - Class R6	3,013	—	(2,476)	(537)	—	—	500	—
Voya SmallCap Opportunities Fund - Class I	—	1,268	—	80	1,348	—	—	—
	$55,127	$20,376	$(20,970)	$(1,640)	$52,893	$250	$3,412	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

37

Voya Retirement Solution 2045 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.6%
20	iShares MSCI EAFE Index Fund	$1,280	1.9
54	iShares Russell 1000 Value Index Fund	5,640	8.6
13	iShares Russell 2000 Value Index Fund	1,296	2.0
50	iShares Russell Midcap Growth Index Fund	4,693	7.1
	Total Exchange-Traded Funds (Cost $12,365)	12,909	19.6
MUTUAL FUNDS: 80.1%
	Affiliated Investment Companies: 80.1%
367	Voya Corporate Leaders 100 Fund - Class I	6,599	10.0
128	Voya Floating Rate Fund - Class I	1,290	2.0
194	Voya Intermediate Bond Fund - Class R6	1,961	3.0
579	Voya International Core Fund - Class I	6,428	9.7
888	Voya Large Cap Growth Fund - Class R6	13,474	20.3
435	Voya Large Cap Value Fund - Class R6	6,202	9.4
331	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,769	5.7

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
492		Voya Multi-Manager International Equity Fund - Class I	$5,772	8.7
306		Voya Multi-Manager Mid Cap Value Fund - Class I	4,665	7.1
66		Voya Real Estate Fund - Class R6	1,417	2.1
22	@	Voya SmallCap Opportunities Fund - Class I	1,357	2.1
		Total Mutual Funds (Cost $46,906)	52,934	80.1
		Total Investments in Securities (Cost $59,271)	$65,843	99.7
		Assets in Excess of Other Liabilities	174	0.3
		Net Assets	$66,017	100.0

@	Non-income producing security

Cost for federal income tax purposes is $59,371.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,625
Gross Unrealized Depreciation	(153)

Net Unrealized Appreciation	$6,472

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$12,909	$—	$—	$12,909
Mutual Funds	52,934	—	—	52,934
Total Investments, at fair value	$65,843	$—	$—	$65,843

^      See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

38

Voya Retirement Solution 2045 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 11/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 Fund - Class I	$—	$7,619	$(1,289)	$269	$6,599	$—	$(74)	$—
Voya Floating Rate Fund - Class I	—	1,329	(29)	(10)	1,290	17	—	—
Voya High Yield Bond Fund - Class I	1,260	6	(1,227)	(39)	—	12	32	—
Voya Intermediate Bond Fund - Class R6	632	2,581	(1,265)	13	1,961	22	10	—
Voya International Core Fund - Class I	3,321	3,179	—	(72)	6,428	—	—	—
Voya Large Cap Growth Fund - Class R6	14,859	—	(1,971)	586	13,474	—	733	—
Voya Large Cap Value Fund - Class R6	13,751	111	(6,661)	(999)	6,202	111	1,468	—
Voya MidCap Opportunities Fund - Class R6	4,218	180	(3,798)	(600)	—	—	675	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,651	1,465	(228)	(119)	3,769	—	21	—
Voya Multi-Manager International Equity Fund - Class I	5,767	309	—	(304)	5,772	—	—	—
Voya Multi-Manager Mid Cap Value Fund - Class I	4,516	42	(62)	169	4,665	—	14	—
Voya Real Estate Fund - Class I	1,327	8	(1,192)	(143)	—	8	—	—
Voya Real Estate Fund - Class R6	—	1,235	(55)	237	1,417	9	10	—
Voya Small Company Fund - Class R6	3,031	—	(2,495)	(536)	—	—	499	—
Voya SmallCap Opportunities Fund - Class I	—	1,276	—	81	1,357	—	—	—
	$55,333	$19,340	$(20,272)	$(1,467)	$52,934	$179	$3,388	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

39

Voya Retirement Solution 2050 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.6%
20	iShares MSCI EAFE Index Fund	$1,280	1.9
54	iShares Russell 1000 Value Index Fund	5,640	8.6
13	iShares Russell 2000 Value Index Fund	1,296	2.0
50	iShares Russell Midcap Growth Index Fund	4,693	7.1
	Total Exchange-Traded Funds (Cost $12,365)	12,909	19.6
MUTUAL FUNDS: 80.1%
	Affiliated Investment Companies: 80.1%
367	Voya Corporate Leaders 100 Fund - Class I	6,599	10.0
128	Voya Floating Rate Fund - Class I	1,290	2.0
194	Voya Intermediate Bond Fund - Class R6	1,961	3.0
579	Voya International Core Fund - Class I	6,429	9.7
888	Voya Large Cap Growth Fund - Class R6	13,476	20.3
435	Voya Large Cap Value Fund - Class R6	6,202	9.4
331	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,769	5.7

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
492		Voya Multi-Manager International Equity Fund - Class I	$5,772	8.7
306		Voya Multi-Manager Mid Cap Value Fund - Class I	4,665	7.1
66		Voya Real Estate Fund - Class R6	1,417	2.1
22	@	Voya SmallCap Opportunities Fund - Class I	1,357	2.1
		Total Mutual Funds (Cost $46,948)	52,937	80.1
		Total Investments in Securities (Cost $59,313)	$65,846	99.7
		Assets in Excess of Other Liabilities	171	0.3
		Net Assets	$66,017	100.0

@	Non-income producing security

Cost for federal income tax purposes is $59,413.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,618
Gross Unrealized Depreciation	(185)

Net Unrealized Appreciation	$6,433

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$12,909	$—	$—	$12,909
Mutual Funds	52,937	—	—	52,937
Total Investments, at fair value	$65,846	$—	$—	$65,846

^      See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

40

Voya Retirement Solution 2050 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 11/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 Fund - Class I	$—	$7,620	$(1,290)	$269	$6,599	$—	$(74)	$—
Voya Floating Rate Fund - Class I	—	1,329	(29)	(10)	1,290	17	—	—
Voya High Yield Bond Fund - Class I	1,260	6	(1,227)	(39)	—	11	32	—
Voya Intermediate Bond Fund - Class R6	632	2,581	(1,266)	14	1,961	23	10	—
Voya International Core Fund - Class I	3,321	3,179	—	(71)	6,429	—	—	—
Voya Large Cap Growth Fund - Class R6	14,862	—	(1,972)	586	13,476	—	734	—
Voya Large Cap Value Fund - Class R6	13,755	111	(6,663)	(1,001)	6,202	111	1,468	—
Voya MidCap Opportunities Fund - Class R6	4,219	180	(3,797)	(602)	—	—	677	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,647	1,466	(224)	(120)	3,769	—	21	—
Voya Multi-Manager International Equity Fund - Class I	5,763	313	—	(304)	5,772	—	—	—
Voya Multi-Manager Mid Cap Value Fund - Class I	4,517	42	(63)	169	4,665	—	14	—
Voya Real Estate Fund - Class I	1,327	8	(1,191)	(144)	—	8	—	—
Voya Real Estate Fund - Class R6	—	1,234	(56)	239	1,417	9	10	—
Voya Small Company Fund - Class R6	3,032	—	(2,488)	(544)	—	—	506	—
Voya SmallCap Opportunities Fund - Class I	—	1,276	—	81	1,357	—	—	—
	$55,335	$19,345	$(20,266)	$(1,477)	$52,937	$179	$3,398	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

41

Voya Retirement Solution 2055 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.5%
20	iShares MSCI EAFE Index Fund	$1,280	1.9
54	iShares Russell 1000 Value Index Fund	5,640	8.5
13	iShares Russell 2000 Value Index Fund	1,296	2.0
50	iShares Russell Midcap Growth Index Fund	4,693	7.1
	Total Exchange-Traded Funds (Cost $12,368)	12,909	19.5
MUTUAL FUNDS: 80.2%
	Affiliated Investment Companies: 80.2%
441	Voya Corporate Leaders 100 Fund - Class I	7,937	12.0
194	Voya Intermediate Bond Fund - Class R6	1,962	3.0
579	Voya International Core Fund - Class I	6,432	9.7
888	Voya Large Cap Growth Fund - Class R6	13,482	20.4
435	Voya Large Cap Value Fund - Class R6	6,206	9.4
331	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,772	5.7
493	Voya Multi-Manager International Equity Fund - Class I	5,775	8.7

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
307		Voya Multi-Manager Mid Cap Value Fund - Class I	$4,668	7.1
66		Voya Real Estate Fund - Class R6	1,418	2.1
22	@	Voya SmallCap Opportunities Fund - Class I	1,358	2.1
		Total Mutual Funds (Cost $46,952)	53,010	80.2
		Total Investments in Securities (Cost $59,320)	$65,919	99.7
		Assets in Excess of Other Liabilities	223	0.3
		Net Assets	$66,142	100.0

@	Non-income producing security

Cost for federal income tax purposes is $59,418.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,674
Gross Unrealized Depreciation	(173)

Net Unrealized Appreciation	$6,501

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$12,909	$—	$—	$12,909
Mutual Funds	53,010	—	—	53,010
Total Investments, at fair value	$65,919	$—	$—	$65,919

^      See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

42

Voya Retirement Solution 2055 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 11/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 Fund - Class I	$—	$8,902	$(1,290)	$325	$7,937	$—	$(74)	$—
Voya High Yield Bond Fund - Class I	1,261	6	(1,228)	(39)	—	11	32	—
Voya Intermediate Bond Fund - Class R6	317	2,901	(1,271)	15	1,962	24	6	—
Voya International Core Fund - Class I	3,345	3,159	—	(72)	6,432	—	—	—
Voya Large Cap Growth Fund - Class R6	14,874	—	(1,976)	584	13,482	—	735	—
Voya Large Cap Value Fund - Class R6	13,765	111	(6,669)	(1,001)	6,206	111	1,471	—
Voya MidCap Opportunities Fund - Class R6	4,222	183	(3,803)	(602)	—	—	678	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,677	1,463	(249)	(119)	3,772	—	23	—
Voya Multi-Manager International Equity Fund - Class I	5,793	287	(1)	(304)	5,775	—	—	—
Voya Multi-Manager Mid Cap Value Fund - Class I	4,520	38	(60)	170	4,668	—	13	—
Voya Real Estate Fund - Class I	1,328	8	(1,193)	(143)	—	8	—	—
Voya Real Estate Fund - Class R6	—	1,235	(55)	238	1,418	9	10	—
Voya Small Company Fund - Class R6	3,034	—	(2,490)	(544)	—	—	506	—
Voya SmallCap Opportunities Fund - Class I	—	1,277	—	81	1,358	—	—	—
	$55,136	$19,570	$(20,285)	$(1,411)	$53,010	$163	$3,400	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

43

Voya Retirement Solution Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 18.9%
47	iShares Barclays Aggregate Bond Fund	$5,198	9.0
45	iShares Barclays TIPS Bond Fund	5,097	8.9
9	iShares MSCI EAFE Index Fund	576	1.0
	Total Exchange-Traded Funds (Cost $11,103)	10,871	18.9
MUTUAL FUNDS: 81.5%
	Affiliated Investment Companies: 81.5%
283	Voya Floating Rate Fund - Class I	2,859	5.0
319	Voya Global Bond Fund - Class R6	3,388	5.9
348	Voya High Yield Bond Fund - Class I	2,861	5.0
1,311	Voya Intermediate Bond Fund - Class R6	13,265	22.9
206	Voya International Core Fund - Class I	2,281	4.0
471	Voya Large Cap Growth Fund - Class R6	7,147	12.3
407	Voya Large Cap Value Fund - Class R6	5,795	10.1
64	Voya MidCap Opportunities Fund - Class R6	1,801	3.1

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
116	Voya Multi-Manager Mid Cap Value Fund - Class I	$1,772	3.1
58	Voya Real Estate Fund - Class R6	1,256	2.2
455	Voya Short Term Bond Fund - Class R6	4,549	7.9
	Total Mutual Funds (Cost $44,487)	46,974	81.5
	Total Investments in Securities (Cost $55,590)	$57,845	100.4
	Liabilities in Excess of Other Assets	(254)	(0.4)
	Net Assets	$57,591	100.0

Cost for federal income tax purposes is $55,571.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,805
Gross Unrealized Depreciation	(531)

Net Unrealized Appreciation	$2,274

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,871	$—	$—	$10,871
Mutual Funds	46,974	—	—	46,974
Total Investments, at fair value	$57,845	$—	$—	$57,845

^      See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

44

Voya Retirement Solution Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 11/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$1,657	$1,253	$(30)	$(21)	$2,859	$47	$—	$—
Voya Global Bond Fund - Class R6	3,340	213	(58)	(107)	3,388	12	—	—
Voya High Yield Bond Fund - Class I	3,351	183	(558)	(115)	2,861	84	17	—
Voya Intermediate Bond Fund - Class R6	16,261	470	(3,598)	132	13,265	254	(88)	—
Voya International Core Fund - Class I	280	1,992	—	9	2,281	—	—	—
Voya Large Cap Growth Fund - Class R6	6,167	1,125	(577)	432	7,147	—	179	—
Voya Large Cap Value Fund - Class R6	5,104	1,228	(665)	128	5,795	58	117	—
Voya MidCap Opportunities Fund - Class R6	1,870	20	(197)	108	1,801	—	49	—
Voya Multi-Manager International Equity Fund - Class I	846	21	(746)	(121)	—	—	70	—
Voya Multi-Manager Mid Cap Value Fund - Class I	2,002	49	(293)	14	1,772	—	65	—
Voya Real Estate Fund - Class I	1,176	15	(1,066)	(125)	—	8	—	—
Voya Real Estate Fund - Class R6	—	1,117	(68)	207	1,256	8	12	—
Voya Short Term Bond Fund - Class R6	4,406	224	(59)	(22)	4,549	40	—	—
	$46,460	$7,910	$(7,915)	$519	$46,974	$511	$421	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

45

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that, after an initial period, the Board of Trustees (the “Board”) of Voya Separate Portfolios Trust (the “Trust”), including a majority of Board members who have no direct or indirect interest in the advisory and sub-advisory contracts of Voya Retirement Solution 2020 Fund, Voya Retirement Solution 2025 Fund, Voya Retirement Solution 2030 Fund, Voya Retirement Solution 2035 Fund, Voya Retirement Solution 2040 Fund, Voya Retirement Solution 2045 Fund, Voya Retirement Solution 2050 Fund, Voya Retirement Solution 2055 Fund, and Voya Retirement Solution Income Fund (collectively, the “Funds”), each a series of the Trust, and who are not “interested persons” of the Funds, as such term is defined under the 1940 Act (the “Independent Trustees”), must annually review and approve the Funds’ existing investment advisory and sub-advisory contracts. Thus, at a meeting held on September 12, 2014, the Board, including a majority of the Independent Trustees, considered whether to renew and approve the amended and restated investment advisory contracts (the “Advisory Contracts”) between Voya Investments, LLC (“Adviser”) and the Funds as well as the amended and restated sub-advisory contracts (“Sub-Advisory Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Fund (the “Sub-Adviser”).

The Independent Trustees also held separate meetings on August 14 and September 10, 2014, to consider the renewal of the Advisory Contracts and Sub-Advisory Contracts. As a result, subsequent references herein to factors considered and determinations made by the Board include, as applicable, factors considered and determinations made on those earlier dates by the Independent Trustees.

At its September 12, 2014 meeting, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Funds. In reaching these decisions, the Board took into account information furnished to it throughout the year at meetings of the Board and the Board’s committees, as well as information prepared specifically in connection with the annual renewal or approval process. Determinations by the Independent Trustees also took into account various factors that they believed, in light of the legal advice furnished to them by K&L Gates LLP (“K&L Gates”), their independent legal counsel, and their own business judgment, to be relevant. Further, while the Board considered at the same meeting the advisory contracts and sub-advisory contracts that were subject to renewal for the investment companies in the Voya family of funds

(“Voya funds”), the Board considered each Voya fund’s advisory and sub-advisory relationships separately.

Provided below is a general overview of the Board’s contract approval process that it followed, as well as a discussion of certain specific factors that the Board considered at its renewal meetings. While the Board gave its attention to information furnished at the request of the Independent Trustees that was most relevant to its considerations, discussed below are some of the primary factors relevant to the Board’s consideration as to whether to renew the Advisory and Sub-Advisory Contracts for the one-year period ending September 30, 2015. Each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to each Fund’s advisory and sub-advisory arrangements.

Overview of the Contract Renewal and Approval Process

The Board followed a structured process (the “Contract Review Process”) pursuant to which it requested and considered relevant information when it decided whether to approve and renew the Advisory Contracts and Sub-Advisory Contracts. Among other actions, the Independent Trustees previously retained an independent consultant with experience in the mutual fund industry to assist them in working with personnel employed by the Adviser or its affiliates who administer the Funds (“Management”) to: identify the types of information presented to the Board to inform its deliberations with respect to advisory and sub-advisory relationships and to help evaluate that information; evaluate industry best practices in regard to the consideration of investment advisory and sub-advisory contracts); establish a specific format in which certain requested information was provided to the Board; and determine the process for the Board’s review of such information.

The Board has established (among other committees) three Investment Review Committees (each, an “IRC”) and a Contracts Committee. Among other matters, the Contracts Committee provides oversight with respect to the contracts renewal and approval process, and each Fund is assigned to an IRC, which provides oversight regarding, among other matters, the investment performance of the Adviser and Sub-Adviser, as well as the oversight by the Adviser of the performance of the Sub-Adviser. The IRCs may apply a heightened level of scrutiny in cases where performance was below a Fund’s relevant benchmark, and/or a selected peer group of investment companies (“Selected Peer Group”), and/or Lipper Inc. (“Lipper”) category median, and/or Morningstar, Inc. (“Morningstar”) category median, as applicable.

46

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

The type and format of the information provided to the Board or to legal counsel for the Independent Trustees in connection with the Contract Review Process has been codified in a 15(c) methodology guide for the Voya funds (“15(c) Methodology Guide”). This 15(c) Methodology Guide was developed under the direction of the Independent Trustees and sets out a blueprint pursuant to which they request certain information that they deem important to facilitate an informed review in connection with initial and annual approvals of advisory and sub-advisory contracts.

Management provided certain of the information requested by the 15(c) Methodology Guide in Fund Analysis and Comparison Tables (“FACT sheets”). The Independent Trustees periodically have retained, including most recently in 2014, an independent firm to test and verify the accuracy of certain FACT sheet data for a representative sample of the Voya funds. In addition, the Contracts Committee has routinely employed an independent consultant to assist in its review and analysis of, among other matters, the 15(c) Methodology Guide, the content and format of the FACT sheets, and Selected Peer Groups to be used by each Fund for certain comparison purposes during the renewal process.

Set forth below is a discussion of many of the Board’s primary considerations and conclusions in connection with its decision to approve each Fund’s Advisory and Sub-Advisory Contracts through September 30, 2015.

Nature, Extent and Quality of Service

The Independent Trustees received and evaluated such information as they deemed necessary regarding the nature, extent and quality of services provided to the Funds by the Adviser and Sub-Adviser. This included information regarding the Adviser and Sub-Adviser provided throughout the year at regular meetings of the Board and its committees, as well as information furnished in connection with the contract renewal meetings.

The materials requested by the Independent Trustees and provided to the Board, K&L Gates and/or independent consultants that assisted the Independent Trustees prior to the September 12, 2014 Board meeting included, among other information, the following items for each Fund: (1) FACT sheets that provided information regarding the performance and expenses of each Fund and other similarly managed funds in its Selected Peer Group, information regarding each Fund’s investment portfolio, objective and strategies; and information regarding net asset flows into and out of the Funds; (2) reports providing risk and attribution analyses of the Funds; (3) the 15(c) Methodology Guide, which describes how the FACT sheets were prepared, including the manner in which each Fund’s benchmark and Selected Peer Group were selected and how profitability was determined; (4) responses from the Adviser and Sub-Adviser to the Funds to a series of questions posed by K&L Gates on behalf of the Independent Trustees; (5) copies of the forms of Advisory and Sub-Advisory Contracts; (6) copies of the Forms ADV for the Adviser and Sub-Adviser; (7) financial statements for the Adviser and Sub-Adviser; (8) a draft narrative summary addressing key factors the Board customarily considers in evaluating the advisory and sub-advisory contracts for the Voya funds (including the Funds’ Advisory Contracts and Sub-Advisory Contracts); (9) independent analyses of Fund performance by the Trust’s Chief Investment Risk Officer; (10) a report by the Trust’s Chief Compliance Officer (“CCO”); and (11) other information relevant to the Board’s evaluations.

The Board was advised that pursuant to an agreement with the European Commission, ING Groep N.V. (“ING Groep”) is required to divest its entire interest in Voya Financial, Inc. (formerly known as ING U.S. Inc.), its U.S.-based insurance, retirement services and investment management operations, which include the Adviser and the Sub-Adviser, by the end of 2016 (such divestment, the “Separation Plan”). Voya Financial, Inc. is, and was at the time of the September Board meeting, a minority owned subsidiary of ING Groep and a parent company of the Adviser. The Board further noted that the Separation Plan may result in the Adviser’s loss of access to the services and resources of ING Groep, which could adversely affect its businesses and profitability. The Board was advised that the Separation Plan contemplates one or more public offerings and each may be deemed to be a change of control.

The Board was advised that Voya Financial, Inc. had conducted an initial public offering of Voya Financial, Inc. common stock in May 2013 and ING Groep had divested additional shares through three other public offerings since May 2013, reducing its ownership interest in Voya Financial, Inc. to below 50%. The Board was advised that none of these public offerings was deemed to be a change of control. The Board recognized that if any future public offering is deemed to be a change of control, the investment advisory and sub-advisory agreements for each Voya fund would terminate and trigger a need for new agreements, which would require the approval of the Board and, potentially, shareholders of the Funds. The Board also was advised that there could be no assurance that the Separation Plan will be carried out completely. The Board considered the potential effects of the Separation Plan on the Funds and the Adviser and Voya-affiliated Sub-Adviser, including the Adviser’s and the Voya-affiliated Sub-Adviser’s ability during and after the separation to perform the same level of service to the Funds as the

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ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Adviser and Voya-affiliated Sub-Adviser currently provide. The Board was advised that neither the Adviser nor the Voya-affiliated Sub-Adviser anticipated at that time that the Separation Plan would have a material adverse impact on the Funds or their operations and administration.

The Board was advised that, in connection with the Separation Plan, Voya Financial, Inc. underwent a rebranding effort (the “Rebranding”) whereby Voya Financial, Inc. and several of its affiliates effected name changes. The Voya funds’ names, as well as the Adviser’s and the Voya-affiliated Sub-Adviser’s names, were also changed in connection with the Rebranding. The Rebranding resulted in amended and restated forms of advisory and sub-advisory contracts being presented to and approved by the Board at its September 12, 2014 meeting. The Board was advised that the Advisory and Sub-Advisory Contracts have the same terms as the then-current advisory and sub-advisory contracts, except for the effective date and certain immaterial changes made to certain provisions related to the Rebranding.

For each Fund, a specific class of shares was used for purposes of certain comparisons between the Fund and its Selected Peer Group. The specified class of a Fund was chosen based on the 15(c) Methodology Guide and was compared to an analogous class of shares for each fund in its Selected Peer Group. The mutual funds included in each Fund’s Selected Peer Group were selected based upon criteria designed to represent the Fund share class being compared to the Selected Peer Group.

The Funds invest in a combination of mutual funds (“Underlying Funds”) that, in turn, invest directly in a wide range of portfolio securities (such as stocks and bonds). It should be noted that each Fund operates as a fund-of- funds and the performance of a Fund primarily reflects the performance of the Underlying Funds in which it invests.

In arriving at its conclusions with respect to the Advisory Contracts, the Board was mindful of the “manager-of-managers” platform of the Voya funds that has been developed by the Adviser. The Board recognized that the Adviser is responsible for monitoring the investment program, performance, and developments and ongoing operations of the Sub-Adviser under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Adviser has developed to provide ongoing oversight of the nature, extent and quality of the services the Sub-Adviser provides to the Funds and the Sub-Adviser’s compliance with applicable laws and regulations. The Board was advised that to assist in the selection and monitoring of the Sub-Adviser, the Adviser has developed an oversight process formulated by its Manager Research & Selection Group (“MR&S”), which analyzes both qualitative (such as in-person meetings and telephonic meetings with the Sub-Adviser and research on sub-advisers) and quantitative information (such as performance data, portfolio data and attribution analysis) about the Sub-Adviser and the funds it manages. The Board recognized that MR&S also typically provides in-person reports to the IRCs at their meetings prior to any Sub-Adviser presentations. In addition, the Board noted that MR&S prepares periodic due diligence reports regarding the Sub-Adviser based on on-site visits and information and analysis which team members use to attempt to gain and maintain an in-depth understanding of the Sub-Adviser’s investment process and to try to identify issues that may be relevant to the Sub-Adviser’s services to a Fund and/or its performance. The Board also noted that MR&S provides written reports on these due diligence analyses to the pertinent IRC. The Board was advised of the resources that Management has committed to its services as a manager-of-managers, including resources for reporting to the Board and the IRCs to assist them with their assessment of the investment performance of the Funds on an on-going basis throughout the year. This includes the appointment of a Chief Investment Risk Officer and his staff, who report directly to the Board and who have developed attribution analyses and other metrics used by the IRCs to analyze the key factors underlying investment performance for the Voya funds.

The Board also considered the techniques that the Adviser has developed to screen and perform due diligence on new sub-advisers if and when the Adviser recommends to the Board a new sub-adviser to manage a fund in the Voya funds complex. The Board considered that, for new non-Voya-affiliated sub-advisers, MR&S is responsible for: identifying qualified candidates; analyzing their investment processes, personnel and resources; conducting due diligence on the candidates; and selecting a firm to propose as a new sub-adviser, as well as preparing written materials and reports to the committees and the Board as part of the process of considering the approval of any new sub-adviser for a Voya fund.

The Board also considered that in the course of monitoring performance of the Sub-Adviser, MR&S has developed, based on guidance from the IRCs, a methodology for comparing performance of each Fund to a Selected Peer Group, to each Fund’s Morningstar category median, to its Lipper category median and to its primary benchmark. The Board also recognized that MR&S provides the IRCs with regular updates on the Funds and alerts the IRCs to potential issues as they arise. The Board considered that MR&S also prepares Fund Dispersion Reports that seek to monitor any dispersion between the funds managed by non-Voya-affiliated sub-advisers and their similarly managed retail counterparts and assists the Board in carrying out its general oversight duties. The Board also

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ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

was advised that the Adviser regularly monitors performance, personnel, compliance and other issues that may arise on a day-to-day basis regarding the Sub-Adviser and considered that, if issues are identified either through formal or informal processes, they are brought before the IRCs and the Board for consideration and action and the Adviser consistently makes its resources available to the Board and the IRCs to assist with addressing any issues that arise.

The Board considered that the Funds also benefit from the services of the Adviser’s Investment Risk Management Department (the “IRMD”), under the leadership of the Chief Investment Risk Officer, the costs of which are shared by the Funds and the Adviser. The Board considered that the IRMD regularly presents written materials and reports to the IRCs that focus on the investment risks of the Funds. The Board also considered that the IRMD provides the IRCs with analyses that are developed to assist the IRCs in identifying trends in Fund performance and other areas over consecutive periods. The Board considered that the services provided by the IRMD are meant to provide an additional perspective for the benefit of the IRCs, which may vary from the perspective of MR&S.

The Board also considered the techniques used by the Adviser to monitor the performance of the Sub-Adviser and the proactive approach that the Adviser, working in cooperation with the IRCs, has taken to advocate or recommend, when it believed appropriate, changes designed to assist in improving the Funds’ performance.

In considering the Funds’ Advisory Contracts, the Board also considered the extent of benefits provided to the Funds’ shareholders, beyond advisory services, from being part of the Voya funds. This includes, in most cases, the right to exchange or transfer investments, without a sales charge, between the same class of shares of such funds or among Voya funds available on a product platform, and the wide range of Voya funds available for exchange or transfer. The Board also took into account the Adviser’s ongoing efforts to reduce the expenses of the Voya funds through renegotiated arrangements with the Voya funds’ service providers. In addition, the Board considered the efforts of the Adviser and the expenses that it incurred in recent years to help make the Voya funds more balanced and efficient by the launch of new investment products and the combinations of similar funds.

Further, the Board received periodic reports showing that the investment policies and restrictions for each Fund were consistently complied with and other periodic reports covering matters such as compliance by Adviser and Sub-Adviser personnel with codes of ethics. The Board considered reports from the Trust’s CCO and/or the

Adviser’s CCO evaluating whether the regulatory compliance systems and procedures of the Adviser and each Sub-Adviser are reasonably designed to assure compliance with the federal securities laws, including those related to, among others, late trading and market timing, best execution, fair value pricing, proxy voting and trade allocation practices. The Board also took into account the Trust’s CCO’s annual and periodic reports and recommendations with respect to service provider compliance programs. In this regard, the Board also considered the policies and procedures developed by the Trust’s CCO in consultation with the Board’s Compliance Committee that guide the Trust’s CCO’s compliance oversight function.

The Board requested and, as applicable, considered information regarding the level of staffing, quality and experience of each Fund’s portfolio management team, the respective resources and reputations of the Adviser and Sub-Adviser, and the ability of the Adviser and the Sub-Adviser to attract and retain qualified investment advisory personnel, the adequacy of the resources committed to the Funds (and other relevant funds in the Voya funds) by the Adviser and the Sub-Adviser, whether those resources are commensurate with the needs of the Funds and are sufficient to sustain appropriate levels of performance and compliance needs, and the Board considered the financial stability of the Adviser and the Sub-Adviser.

Based on their deliberations and the materials presented to them, the Board concluded that the advisory and related services provided by the Adviser and the Sub-Adviser are appropriate in light of the Funds’ operations, the competitive landscape of the investment company business, and investor needs, and that the nature, extent and quality of the overall services provided by the Adviser and the Sub-Adviser were appropriate.

Fund Performance

In assessing advisory and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund. The Board considered the performance reports and analyses from MR&S and IRMD and discussions with portfolio managers at Board and committee meetings during the year. The Board also paid particular attention in assessing performance information provided in the FACT sheets furnished in connection with the renewal and approval process. The FACT sheets prepared for each Fund included its investment performance compared to the Fund’s Morningstar category median, Lipper category median, Selected Peer Group and primary benchmark. The FACT sheet performance data was as of March 31, 2014.

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ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

The Board also considered at its September 12, 2014 meeting certain additional data regarding performance and Fund asset levels for various additional periods ending after March 31, 2014. The Board’s findings specific to each Fund’s performance are discussed under “Fund-by-Fund Analysis” below.

Economies of Scale

When evaluating the reasonableness of advisory fee rates, the Board also considered whether economies of scale likely will be realized by the Adviser and Sub-Adviser as a Fund grows larger and the extent to which any such economies are reflected in contractual fee rates. The Board considered that while the Funds do not have advisory fee breakpoints, they do have fee waiver or expense reimbursement arrangements. In this connection, the Board considered the extent to which economies of scale could be realized through such fee waivers, expense reimbursements or other expense reductions. In evaluating economies of scale, the Independent Trustees also considered prior periodic management reports, industry information on this topic, fee rates at projected levels of growth versus peers and the Funds’ investment performance based on their investments in Underlying Funds.

Information Regarding Services to Other Clients

The Board requested and, as applicable, considered information regarding the nature of services and fee rates offered by the Adviser and Sub-Adviser to other clients, including other registered investment companies and relevant institutional accounts. When fee rates offered to other clients differed materially from those charged to a Fund, the Board considered any underlying rationale provided by the Adviser or, in certain circumstances, the Sub-Adviser for these differences. The Board also noted that the fee rates charged to the Funds and other institutional clients of the Adviser or Sub-Adviser (including other investment companies) may differ materially due to, among other reasons: differences in services; different regulatory requirements associated with registered investment companies, such as the Funds, as compared to non-registered investment company clients; market differences in fee rates that existed when a Fund first was organized; differences in the original sponsors of the Funds that now are managed by the Adviser; investment capacity constraints that existed when certain contracts were first agreed upon or that might exist at present; and different pricing structures that are necessary to be competitive in different marketing channels.

Fee Rates and Profitability

The Board reviewed and considered each contractual investment advisory fee rate, combined with the administrative fee rate, payable by each Fund to the Adviser and to the Adviser’s affiliated company that serves as the administrator to each Fund. The Board also considered the contractual sub-advisory fee rate payable by the Adviser to the Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual advisory fees that are paid to the Sub-Adviser, as compared to the portion retained by the Adviser. In addition, the Board considered fee waivers and expense limitations applicable to the fees payable by the Funds, including the Adviser’s agreement to extend each such fee waiver and expense limitation agreement for an additional period of at least one year, and not to terminate such agreement in future years without prior approval of the Board.

The Board requested information regarding and, as applicable, considered: (1) the fee rate structure of each Fund as it relates to the services provided under the contracts; and (2) the potential fall-out benefits to the Adviser and the Sub-Adviser and their respective affiliates from their association with the Funds. For each Fund, the Board separately determined that the fees payable to the Adviser and the fee rate payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Fund, the Board considered information on revenues, costs and profits realized by the Adviser and the Voya-affiliated Sub-Adviser, which was prepared by Management in accordance with the allocation methodology (including related assumptions) specified in the 15(c) Methodology Guide. In analyzing the profitability of the Adviser in connection with its services to a Fund, the Board took into account the sub-advisory fee rate payable by the Adviser to the Sub-Adviser. In addition, the Board considered information that it requested and that was provided by Management with respect to the profitability of service providers affiliated with the Adviser. The Board also considered the profitability of the Adviser and its affiliated companies attributable to managing and operating each Fund both with and without the profitability of the distributor of the Funds and both before and after giving effect to any expenses incurred by the Adviser or any affiliated company in making revenue sharing or other payments to third parties.

Although the 15(c) Methodology Guide establishes certain standards for profit calculation, the Board recognized that profitability analysis on a fund-by-fund basis is not an exact science and there is no uniform methodology within the asset management industry for determining profitability for this purpose. In this context, the Board realized that

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ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability, and that the information presented may not portray all of the costs borne by the Adviser and Management or capture their entrepreneurial risk associated with offering and managing a mutual fund complex in the current regulatory and market environment. In addition, the Board recognized that the use of different reasonable methodologies for purposes of calculating profit data can give rise to dramatically different profit and loss results.

In making its determinations, the Board based its conclusions as to the reasonableness of the advisory and sub-advisory fees of the Adviser and the Sub-Adviser primarily on the factors described for each Fund below. At the request of the Board, the Adviser has from time to time agreed to implement remedial actions regarding certain Funds. These remedial actions have included, among others: reductions in fee rates or adjustments to expense limitation and waiver arrangements; changes in Sub-Adviser or portfolio managers; and strategy modifications.

Fund by Fund Analysis

The following paragraphs outline certain of the specific factors that the Board considered, and the conclusions it reached, at its September 12, 2014 meeting in relation to approving each Fund’s Advisory and Sub-Advisory Contracts. These specific factors are in addition to those considerations discussed above. In each case, the Fund’s performance was compared to its Morningstar category median and average, as well as its primary benchmark, a broad-based securities market index that appears in the Fund’s prospectus. With respect to Morningstar quintile rankings, the first quintile represents the highest (best) performance and the fifth quintile represents the lowest performance. Each Fund’s management fee rate and expense ratio were compared to the fees and expense ratios of the funds in its Selected Peer Group.

Voya Retirement Solution 2020 Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for Voya Retirement Solution 2020 Fund, the Board considered that, based on performance data for the periods ended March 31, 2014: (1) the Fund outperformed its Morningstar category median for all periods presented; (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the one-year period, during which it underperformed; and (3) the Fund is ranked in the second quintile of its Morningstar category for all periods presented.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under an Advisory Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee for the Fund is below the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is above the median and the average expense ratios of the funds in its Selected Peer Group.

In analyzing the fee data, the Board took into account: (1) that the Fund indirectly bears the fees payable by the Underlying Funds in which the Fund invests; (2) Management’s representations that administration fee waivers result in a lower net management fee rate for the Fund; and (3) Management’s representations with respect to the competitiveness of the Fund’s expense ratio.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending September 30, 2015. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

Voya Retirement Solution 2025 Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for Voya Retirement Solution 2025 Fund, the Board considered that, based on performance data for the periods ended March 31, 2014: (1) the Fund underperformed its Morningstar category median for the most recent calendar quarter and year-to-date periods, but outperformed for the one-year period; (2) the Fund underperformed its primary benchmark for all periods presented; and (3) the Fund is ranked in the second quintile of its Morningstar category for the one-year period, and the fourth quintile for the most recent calendar quarter and year-to-date periods.

In analyzing this performance data, the Board took into account: (1) that the Fund commenced operations in December 2012, and therefore had a limited operating

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ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

history for the purpose of analyzing its performance; (2) Management’s representations regarding the competitiveness of the Fund’s performance during the one-year period; and (3) Management would continue to monitor, and the Board or its IRC would periodically review, the Fund’s performance.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under an Advisory Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee for the Fund is below the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is above the median and the average expense ratios of the funds in its Selected Peer Group.

In analyzing the fee data, the Board took into account: (1) that the Fund indirectly bears the fees payable by the Underlying Funds in which the Fund invests; (2) Management’s representations that administration fee waivers result in a lower net management fee rate for the Fund; and (3) Management’s representations with respect to the competitiveness of the Fund’s expense ratio.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending September 30, 2015. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

Voya Retirement Solution 2030 Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for Voya Retirement Solution 2030 Fund, the Board considered that, based on performance data for the periods ended March 31, 2014: (1) the Fund underperformed its Morningstar category median for the most recent calendar quarter and year-to-date periods, but outperformed for the one-year period; (2) the Fund underperformed its primary benchmark for all periods presented; and (3) the Fund is ranked in the second quintile of its Morningstar category for the one-year period, and the fifth (lowest) quintile for the most recent calendar quarter and year-to-date periods.

In analyzing this performance data, the Board took into account: (1) that the Fund commenced operations in December 2012, and therefore had a limited operating history for the purpose of analyzing its performance; (2) Management’s representations regarding the competitiveness of the Fund’s performance during the one-year period; and (3) Management would continue to monitor, and the Board or its IRC would periodically review, the Fund’s performance.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under an Advisory Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee for the Fund is below the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is above the median and the average expense ratios of the funds in its Selected Peer Group.

In analyzing the fee data, the Board took into account: (1) that the Fund indirectly bears the fees payable by the Underlying Funds in which the Fund invests; (2) Management’s representations that administration fee waivers result in a lower net management fee rate for the Fund; and (3) Management’s representations with respect to the competitiveness of the Fund’s expense ratio.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending September 30, 2015. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

Voya Retirement Solution 2035 Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for Voya Retirement

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ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Solution 2035 Fund, the Board considered that, based on performance data for the periods ended March 31, 2014: (1) the Fund underperformed its Morningstar category median for all periods presented; (2) the Fund underperformed its primary benchmark for all periods presented; and (3) the Fund is ranked in the third quintile of its Morningstar category for the one-year period, and the fifth (lowest) quintile for the most recent calendar quarter and year-to-date periods.

In analyzing this performance data, the Board took into account: (1) that the Fund commenced operations in December 2012, and therefore had a limited operating history for the purpose of analyzing its performance; (2) Management’s representations regarding the competitiveness of the Fund’s performance during the one-year period; and (3) Management would continue to monitor, and the Board or its IRC would periodically review, the Fund’s performance.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under an Advisory Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee for the Fund is below the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is above the median and the average expense ratios of the funds in its Selected Peer Group.

In analyzing the fee data, the Board took into account: (1) that the Fund indirectly bears the fees payable by the Underlying Funds in which the Fund invests; (2) Management’s representations that administration fee waivers result in a lower net management fee rate for the Fund; and (3) Management’s representations with respect to the competitiveness of the Fund’s expense ratio.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending September 30, 2015. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

Voya Retirement Solution 2040 Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for Voya Retirement Solution 2040 Fund, the Board considered that, based on performance data for the periods ended March 31, 2014: (1) the Fund underperformed its Morningstar category median for the most recent calendar quarter and year-to-date periods, but outperformed for the one-year period; (2) the Fund underperformed its primary benchmark for the most recent calendar quarter and year-to-date periods, but outperformed for the one-year period; and (3) the Fund is ranked in the second quintile of its Morningstar category for the one-year period, and the fifth (lowest) quintile for the most recent calendar quarter and year-to-date periods.

In analyzing this performance data, the Board took into account: (1) that the Fund commenced operations in December 2012, and therefore had a limited operating history for the purpose of analyzing its performance; (2) Management’s representations regarding the competitiveness of the Fund’s performance during the one-year period; and (3) Management would continue to monitor, and the Board or its IRC would periodically review, the Fund’s performance.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under an Advisory Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee for the Fund is below the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is above the median and the average expense ratios of the funds in its Selected Peer Group.

In analyzing the fee data, the Board took into account: (1) that the Fund indirectly bears the fees payable by the Underlying Funds in which the Fund invests; (2) Management’s representations that administration fee waivers result in a lower net management fee rate for the Fund; and (3) Management’s representations with respect to the competitiveness of the Fund’s expense ratio.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the

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ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending September 30, 2015. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

Voya Retirement Solution 2045 Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for Voya Retirement Solution 2045 Fund, the Board considered that, based on performance data for the periods ended March 31, 2014: (1) the Fund underperformed its Morningstar category median for all periods presented; (2) the Fund underperformed its primary benchmark for all periods presented; and (3) the Fund is ranked in the third quintile of its Morningstar category for the one-year period, and the fifth (lowest) quintile for the most recent calendar quarter and year-to-date periods.

In analyzing this performance data, the Board took into account: (1) that the Fund commenced operations in December 2012, and therefore had a limited operating history for the purpose of analyzing its performance; (2) Management’s representations regarding the competitiveness of the Fund’s performance during the one-year period; and (3) Management would continue to monitor, and the Board or its IRC would periodically review, the Fund’s performance.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under an Advisory Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee for the Fund is below the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is above the median and the average expense ratios of the funds in its Selected Peer Group.

In analyzing the fee data, the Board took into account: (1) that the Fund indirectly bears the fees payable by the Underlying Funds in which the Fund invests; (2) Management’s representations that administration fee waivers result in a lower net management fee rate for the Fund; and (3) Management’s representations with respect to the competitiveness of the Fund’s expense ratio.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending September 30, 2015. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

Voya Retirement Solution 2050 Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for Voya Retirement Solution 2050 Fund, the Board considered that, based on performance data for the periods ended March 31, 2014: (1) the Fund underperformed its Morningstar category median for the most recent calendar quarter and year-to-date periods, but outperformed for the one-year period; (2) the Fund underperformed its primary benchmark for all periods presented; and (3) the Fund is ranked in the third quintile of its Morningstar category for the one-year period, and the fifth (lowest) quintile for the most recent calendar quarter and year-to-date periods.

In analyzing this performance data, the Board took into account: (1) that the Fund commenced operations in December 2012, and therefore had a limited operating history for the purpose of analyzing its performance; (2) Management’s representations regarding the competitiveness of the Fund’s performance during the one-year period; and (3) Management would continue to monitor, and the Board or its IRC would periodically review, the Fund’s performance.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under an Advisory Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee for the Fund is below the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is above the median and the average expense ratios of the funds in its Selected Peer Group.

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ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

In analyzing the fee data, the Board took into account: (1) that the Fund indirectly bears the fees payable by the Underlying Funds in which the Fund invests; (2) Management’s representations that administration fee waivers result in a lower net management fee rate for the Fund; and (3) Management’s representations with respect to the competitiveness of the Fund’s expense ratio.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending September 30, 2015. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

Voya Retirement Solution 2055 Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for Voya Retirement Solution 2055 Fund, the Board considered that, based on performance data for the periods ended March 31, 2014: (1) the Fund underperformed its Morningstar category median for all periods presented; (2) the Fund underperformed its primary benchmark for all periods presented; and (3) the Fund is ranked in the third quintile of its Morningstar category for the one-year period, and the fifth (lowest) quintile for the most recent calendar quarter and year-to-date periods.

In analyzing this performance data, the Board took into account: (1) that the Fund commenced operations in December 2012, and therefore had a limited operating history for the purpose of analyzing its performance; (2) Management’s representations regarding the competitiveness of the Fund’s performance during the one-year period; and (3) Management would continue to monitor, and the Board or its IRC would periodically review, the Fund’s performance.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under an Advisory Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that:

(a) the management fee for the Fund is below the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is above the median and the average expense ratios of the funds in its Selected Peer Group.

In analyzing the fee data, the Board took into account: (1) that the Fund indirectly bears the fees payable by the Underlying Funds in which the Fund invests; (2) Management’s representations that administration fee waivers result in a lower net management fee rate for the Fund; and (3) Management’s representations with respect to the competitiveness of the Fund’s expense ratio.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending September 30, 2015. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

Voya Retirement Solution Income Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for Voya Retirement Solution Income Fund, the Board considered that, based on performance data for the periods ended March 31, 2014: (1) the Fund outperformed its Morningstar category median for all periods presented; (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the one-year period, during which it underperformed; and (3) the Fund is ranked in the first (highest) quintile of its Morningstar category for the most recent calendar quarter and year-to-date periods and the second quintile for the one-year period.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under an Advisory Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee for the Fund is below the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is

55

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

above the median and the average expense ratios of the funds in its Selected Peer Group.

In analyzing the fee data, the Board took into account: (1) that the Fund indirectly bears the fees payable by the Underlying Funds in which the Fund invests; (2) Management’s representations that administration fee waivers result in a lower net management fee rate for the Fund; and (3) Management’s representations with respect to the competitiveness of the Fund’s expense ratio.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending September 30, 2015. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS IN CONNECTION WITH A CHANGE OF CONTROL EVENT

Section 15(c) of the 1940 Act, provides that, when the Funds enter into new investment advisory contracts with the Adviser, and the Adviser enters into new Sub-Advisory Contracts between the Adviser and the Sub-Adviser, the Board, including a majority of the Independent Trustees, must approve the new arrangements. Discussed below are certain factors that the Board considered at a meeting held on November 18, 2014 in determining whether to approve new advisory and sub-advisory arrangements for the Funds in connection with a Change of Control Event, as such term is defined below, pursuant to the Separation Plan.

At the November 18, 2014 meeting, the Board noted that pursuant to an agreement with the European Commission, ING Groep N.V. (as defined above, “ING Groep”), the former parent company of the Adviser and the Sub-Adviser, is required to divest its entire interest in Voya Financial, Inc. (formerly, ING U.S., Inc.), its U.S.-based insurance, retirement services, and investment management operations, which include the Adviser and the Sub-Adviser, by the end of 2016 (as defined above, the “Separation Plan”). Voya Financial, Inc. previously was a wholly owned, indirect subsidiary of ING Groep and is a parent company of the Adviser and the Sub-Adviser.

Each of the Funds is subject to the 1940 Act, which provides that any investment advisory agreement, including any sub-advisory agreement, must terminate automatically upon its “assignment.” As used in the 1940 Act, the term assignment includes any transfer of a controlling block of outstanding voting securities of an adviser or the parent company of an adviser. Such a transfer is referred to herein as a “Change of Control Event.” ING Groep’s base case to achieve the Separation Plan was through an initial public offering of Voya Financial, Inc. (the “IPO”) followed by the divestment of ING Groep’s remaining ownership interest over time through one or more additional public offerings of Voya Financial, Inc. stock, or, possibly, through one or more privately negotiated sales of the stock. The Board recognized that the Separation Plan contemplated several public offerings and each may have been deemed to be a Change of Control Event, triggering the necessity for new agreements, which would require the approval of the Board. The Board concluded that approval by shareholders of the new agreements that would become effective in the event of one or more Change in Control Events would permit the Funds to benefit from the continuation of services by the Adviser, Sub-Adviser, and their affiliates throughout the Separation Plan without the need for multiple shareholder meetings. The Board was informed by the Adviser and its counsel that the Adviser obtained regulatory assurances from the staff of the U.S. Securities and Exchange Commission in March 2013 that they would not object to approval of future agreements by shareholders at a single shareholder meeting. Fund shareholders approved the future agreements in May 2013.

The IPO was completed in May 2013. ING Groep divested additional shares in Voya Financial, Inc. through four subsequent public offerings since May 2013, including a secondary common stock offering that closed on November 18, 2014 (the “November Transaction”). (In addition, concurrently with the November Transaction, Voya Financial, Inc. repurchased $175 million of its shares directly from ING Groep.) Upon the completion of the November Transaction and the concurrent direct share repurchase, ING Groep’s ownership in Voya Financial, Inc. was reduced from approximately 32.5% to approximately 19%. This was deemed to be a Change of Control Event that resulted in the termination of the Funds’ existing advisory and sub-advisory agreements (the “Prior Agreements”) at the close of business on November 18, 2014.

In light of the foregoing, on November 18, 2014 the Board, at an in-person meeting, approved new investment advisory and affiliated sub-advisory agreements (the “New Agreements”) for the Funds to replace the Prior

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ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Agreements upon termination. At that meeting, the Adviser represented that the agreements approved by the Board were not materially different from the agreements approved by shareholders of the Funds in 2013 and no single person or group of persons acting together was expected to gain “control” (as defined in the 1940 Act) of Voya Financial, Inc. As a result, shareholders of the Funds will not be asked to vote again on these new agreements with the Adviser and affiliated sub-advisers, including the Sub-Adviser.

The decision by the Board, including a majority of the Independent Trustees, to approve the New Agreements was based on a determination by the Board that it would be in the best interests of the shareholders of the Funds for the Adviser and Sub-Adviser to continue providing investment advisory, sub-advisory, and related services for the Funds, without interruption, after the Change of Control Event.

Prior to its approval of the New Agreements, the Board reviewed, among other matters, the quality, extent and nature of the services currently being provided by the Adviser and Sub-Adviser under the Prior Agreements and to be provided under the New Agreements. A substantial portion of this review was conducted as part of, and in conjunction with, the Board’s annual reviews of the Prior Agreements, which were most recently approved for continuation at the in-person meeting of the Board held on September 12, 2014. During the review process that led to its approval of the Prior Agreements on September 12, 2014, the Board was informed by the Adviser that it was likely the Board would be asked in the very near future to consider approval of the New Agreements. The Board further noted that the Change of Control Event would result in the Adviser’s and the Sub-Adviser’s loss of access to certain services and resources of ING Groep, which could adversely affect their businesses and profitability.

On September 12, 2014, the Board concluded, in light of all factors it considered, including undertakings by the Adviser relating to certain follow-up actions, to renew the Prior Agreements and that the fee rates set forth in the Prior Agreements were fair and reasonable. Among other factors, the Board considered: (1) the nature, extent and quality of services provided under the Prior Agreements; (2) the extent to which economies of scale are reflected in fee rate schedules under the Prior Agreements; (3) the existence of any “fall-out” benefits to the Adviser, Sub-Adviser, and their affiliates; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; and (5) the costs incurred and profits realized by the Adviser, the Sub-Adviser, and their affiliates with respect to their services to the Funds.

A further description of the process followed by the Board in approving the Prior Agreements on September 12, 2014, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth above under the section titled “Board Consideration and Approval of Investment Advisory and Sub-Advisory Contracts.”

In connection with its approval of the New Agreements, on November 18, 2014 the Board considered its conclusions in connection with its September 12, 2014 approvals of those Prior Agreements that were in effect on that date, including the Board’s general satisfaction with the nature, extent and quality of services being provided and, as applicable, actions taken or to be taken in certain instances to improve the relationship between the costs and the quality of services being provided. Also in connection with its November 18, 2014 approvals of the New Agreements, the Board considered a representation from the Adviser that there were no additional developments not already disclosed to the Board since September 12, 2014 that would be a material consideration to the Board in connection with its consideration of the New Agreements.

In addition, in determining whether to approve the New Agreements, the Board took into account the considerations set out below.

1)	The Independent Trustees solicited and received ongoing advice regarding the Board’s legal duties when approving the New Agreements from K&L Gates, their independent legal counsel, which law firm has extensive experience regarding such matters.

2)	The Board considered Management’s representations regarding its commitment to maintain appropriate levels of overall staffing, ongoing resources and service quality through the transactions under the Separation Plan and after the Change of Control Event. The Board noted that such services include, but are not limited to, portfolio management services, administrative services, and regulatory compliance services. In this regard, the Board considered representations by the Adviser and its affiliates that their separation from ING Groep, as contemplated by the Separation Plan, will not lead to a reduction in the quality or scope of these and other services provided by those firms to the Funds. The Board also considered the importance of the asset management operations to the overall success of Voya Financial, Inc., which provides a strong incentive to Voya Financial, Inc. to provide appropriate resource allocations to support those asset management operations.

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ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

3)	The Board considered representations by the Adviser and its affiliates that approval of the New Agreements would be necessary for the Funds to continue receiving investment management services from the Adviser and Sub-Adviser following the November 18th Change of Control Event. In addition, the Board considered representations by the Adviser and its affiliates, as well as related supporting documentation, indicating that the New Agreements, including the fees payable thereunder, are substantially similar to and, in any event, are no less favorable to the Funds than, the terms of the corresponding Prior Agreements.

4)	The Board considered representations by the Adviser and its affiliates, including senior investment management personnel, as well as related supporting documentation, indicating that: (a) the Adviser and Sub-Adviser can be expected to provide services of the same nature, extent and quality under the New Agreements as were provided under the Prior Agreements; and (b) the November 18th Change of Control Event is not expected to result in any changes to: (i) the management of the Funds, including the continuity of the Funds’ portfolio managers and other personnel responsible for the management operations of the Funds; or (ii) the investment objective of or the principal investment strategies used to manage any of the Funds.

5)	The Board considered actions taken by the Adviser subsequent to the September 12, 2014 approvals of the Prior Agreements with respect to certain Voya funds in response to requests made by the Board in connection with those approvals.

6)	The Board considered the potential benefits to be realized by the Adviser and its affiliates as a result of the New Agreements.

Based on the foregoing and other relevant considerations, at a meeting of the Board held on November 18, 2014, the Board, including a majority of the Independent Trustees, voted to approve the New Agreements. In this connection, the Board concluded that, in light of all factors considered, the terms of the New Agreements, including fee rates, were fair and reasonable, and the New Agreements should be approved so as to enable a continuation without interruption of the services being provided by the current service providers pursuant to the Prior Agreements. The Board noted that no one factor was determinative of its decisions which, instead, were premised upon the totality of factors considered. The Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the New Agreements.

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Investment Adviser

Voya Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Administrator
Voya Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your investment professional or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com

SAR-RETIRESOL         (1114-012215)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee Of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

For the Portfolios that have a complete Schedule of investments, the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not required for Semi-annual filing.

Item 8. Purchases of Equity Securities by Closed-end Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee (“Committee”) for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Trustee vacancies on the Board. The Committee currently consists of four Trustees of the Board, none of whom are considered “interested persons” of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. The Committee has adopted a written charter that sets forth the policies and procedures of the Committee. The Committee will accept referrals for potential candidates from Board members, Fund shareholders, legal counsel to the disinterested Trustees or such other sources as the Committee deems appropriate. Shareholders can submit recommendations in writing to the attention of the Chairperson of the Committee at an address to be maintained by Fund management for this purpose. In order for the Committee to consider a potential candidate, the Committee initially must receive at least the following information regarding such person: (1) name; (2) date of birth; (3) education; (4) business, professional or other relevant experience and areas of expertise; (5) current business, professional or other relevant experience and areas of expertise; (6) current business and home addresses and contact information; (7) other board positions or prior experience; and (8) any knowledge and experience relating to investment companies and investment company governance.

Item 10. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust (SPorts) Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: February 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: February 4, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: February 4, 2015